    AS FILED WITH THE SECURITES AND EXCHANGE COMMISSION on February 27, 2004
                        Securities Act File No. 333-92415
                    Investment Company Act File No. 811-9721

               ----------------------------------------------------
                     U.S SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C., 20549
               ----------------------------------------------------

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                        Pre-Effective Amendment No.    [ ]
                       Post-Effective Amendment No. 10 [X]

                                       And

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                              Amendment No. 13 [X]

               ----------------------------------------------------

                               FIXED INCOME SHARES
               (Exact Name of Registrant as Specified in Charter)

      C/O PIMCO Advisors Fund Management LLC, 1345 Avenue of the Americas.
                               New York, NY 10105
               (Address of Principal Executive Officer) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 739-3502

                          ----------------------------

                                    Copy to:

         Newton B. Schott, Jr.                    J.B. Kittredge, Jr. Esquire
c/o PIMCO Advisors Distributors LLC                    Ropes & Gray LLP
         2187 Atlantic Street                       One International Place
          Stamford, CT 06902                      Boston, Massachusetts 02110

              -----------------------------------------------------

It is proposed that this filing will become effective:

         [ ] Immediately upon filing pursuant to paragraph (b),
         [X] On March 1, 2004 pursuant to paragraph (b),
         [ ] 60 days after filing pursuant to paragraph (a)(1),
         [ ] On ________ pursuant to paragraph (a)(1),
         [ ] 75 days after filing pursuant to paragraph (a)(2),
         [ ] On_________ pursuant to paragraph (a)(2), of Rule 485.

If appropriate, check the following box:

         [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

This Post-Effective Amendment No. 10 relates only to the Allianz Dresdner Daily Asset Fund. The amendment does not supersede or amend disclosure in the Trust's Registration Statement relating to any other series of the Trust.

                 ALLIANZ DRESDNER DAILY ASSET FUND (THE "FUND")
                                   PROSPECTUS


                                [_________, 2004]



























   THE FUND IS A SERIES OF FIXED INCOME SHARES ("FISH").

   This Prospectus explains what you should know about the Fund before you invest. Please read it carefully.

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION BUT HAS NOT YET BECOME EFFECTIVE. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROPSECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION, OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

     TABLE OF CONTENTS

Risk/Return Summary                                                      3
Summary of Principal Risks                                               6
Purchases and Redemptions                                                8
How Fund Shares are Priced                                               8
Fund Distributions                                                       9
Tax Consequences                                                         9
Characteristics and Risks of Securities and Investment Techniques       10
Financial Highlights                                                    12

     ALLIANZ DRESDNER DAILY ASSET FUND
     Risk/Return Summary


     The following summary identifies the investment objective, principal investments and strategies, principal risks, performance information and fees and expenses of the Fund. A more detailed "Summary of Principal Risks" describing principal risks of investing in the Fund begins on page [ ].

     The Fund has been established primarily for the investment and reinvestment of cash collateral on behalf of lenders participating in the securities lending program administered by Dresdner Bank AG, the parent company of Dresdner Advisors LLC, the Fund's investment adviser.


INVESTMENT        Seeks a high level of current income consistent with liquidity
OBJECTIVE         and the preservation of capital.



PRINCIPAL         The Fund seeks to achieve its investment objective by
INVESTMENTS AND   investing in money market instruments that are rated in the
STRATEGIES        highest rating category at the time of investment by at least two major rating agencies (or by one major rating agency, if only one major agency has issued a rating) or unrated but considered by the Fund's investment adviser to be of comparable quality.


                  The Fund's investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds. Accordingly, the Fund may only invest in U.S. dollar denominated securities that mature in 397 days or less and must maintain a dollar weighted average portfolio maturity of 90 days or less. Securities that do not satisfy the maturity restrictions for a money market fund may be specifically structured so that they are eligible investments for money market funds. For example, some securities have features which have the effect of shortening the security's maturity.

MONEY MARKET      The Fund may invest in the following types of money market
INSTRUMENTS       instruments:

                  o Short-term U.S. Government Securities. U.S. Government Securities include securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises.

                  o Short-term securities issued or guaranteed by the governments of foreign countries.

                  o Short-term corporate debt securities of U.S. and foreign issuers.

                  o Obligations of U.S. and foreign banks and savings and loan associations, including certificates of deposit, bankers' acceptances and time deposits.

                  o Commercial paper of U.S. and foreign issuers (including asset-backed commercial paper).

                  o Repurchase agreements, which are agreements to buy securities at one price with a simultaneous agreement to sell back the securities at a future date at an agreed upon price.

                  o Short-term asset-backed securities, which are generally securities that are backed by pools of assets, such as anticipated commercial or consumer finance loans.

                  o Other high-quality short-term obligations, including loan participations, variable and floating rate instruments, standby commitments, demand instruments, when-issued securities, forward commitments and funding agreements.

                  The Fund may invest in illiquid securities, restricted securities and Rule 144A securities, subject to the Fund's limitation to not invest more than 10% of its assets in illiquid securities.

                  The Fund may invest in other investment companies.

                  The Fund may invest more than 25% of its total assets in securities or obligations of issuers in the financial services industries.

PRINCIPAL RISKS   An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance
                  Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
                  Among the principal risks of investing in the Fund which could adversely affect its net asset value, yield and total return are:

                    o   Interest Rate Risk       o   Management Risk
                    o   Credit Risk              o   Financial Services Industry
                    o   Market Risk                  Risk
                    o   Issuer Risk


                  Please see "Summary of Principal Risks" following the Fund Summary for a description of these and other risks of investing in the Fund.

PERFORMANCE       The Fund recently commenced operations and does not yet have a
INFORMATION       full calendar year of performance. Thus, no bar chart or
                  Average Annual Total Returns table is included for the Fund.

FEES AND EXPENSES  These tables describe the fees and expenses you may pay if
OF THE FUND        you buy and hold shares of the Fund:



    SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                             Maximum Sales Charge (Load)          Maximum Contingent Deferred Sales
                             Imposed on Purchases (as a           Charge (Load) (as a percentage of
                             percentage of offering price)        original purchase price)
    -----------------------------------------------------------------------------------------------------
    Allianz Dresdner Daily
    Asset Fund               0%                                   0%
    -----------------------------------------------------------------------------------------------------

    ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                          Distribution                                                     Fee Waiver        Net
                             Advisory     and/or Service        Other            Total Annual Fund          Expense/      Operating
                             Fees(1)      (12b-1) Fees          Expenses(2)      Operating Expenses(1)    Reimbursement    Expenses
    --------------------------------------------------------------------------------------------------------------------------------
    Allianz Dresdner Daily
    Asset Fund               0.0175%       0%                   0.0600%          0.0775%                  0.0245%          0.053%
    --------------------------------------------------------------------------------------------------------------------------------

    EXAMPLES: The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                           Year 1                                 Year 3
    -----------------------------------------------------------------------------------------------------
    Allianz Dresdner Daily
    Asset Fund                              $6                                    $18
    -----------------------------------------------------------------------------------------------------

    (1)  The Fund's investment adviser has contractually agreed, for the period
         January 1, 2004 through December 31, 2004, to waive advisory fees or pay all or a portion of certain of the Fund's other operating expenses so that the Fund's net annual operating expenses do not exceed 0.053%.

    (2) Other Expenses of the Fund used in the tables above are based on estimated amounts for the Fund's current fiscal year. Other Expenses include a 0.03% Administrative Fee.

                  SUMMARY OF PRINCIPAL RISKS

                  The factors that are most likely to have a material effect on the Fund's portfolio as a whole are called "principal risks." The principal risks of the Fund are identified in the Fund Summary and are described in this section. The Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by the Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in BOLD TYPE. That section and "Investment Objectives and Policies" in the Statement of Additional Information relating to the Fund also include more information about the Fund, its investments and the related risks. There is no guarantee that the Fund will be able to achieve its investment objective.

INTEREST RATE     As interest rates rise, the value of fixed income securities
RISK              held by the Fund are likely to decrease. Securities with
                  longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

CREDIT RISK       The Fund could lose money if the issuer or guarantor of a
                  fixed income security, or the counterparty to a REPURCHASE
                  AGREEMENT, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

MARKET RISK       The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

ISSUER RISK       The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

MANAGEMENT RISK   The Fund is subject to management risk because it is an
                  actively managed investment portfolio. Dresdner Advisors LLC will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.


FINANCIAL         Financial services companies are highly dependent on the
SERVICES          supply of short-term financing. Credit losses resulting from
INDUSTRY RISK     financial difficulties of borrowers can negatively affect the financial services industries. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. Because the Fund may invest more than 25% of its assets in securities of issuers in the financial services industries, the Fund may be affected more adversely than similar funds by changes affecting these industries.

                      MANAGEMENT OF THE FUND

INVESTMENT            Dresdner Advisors LLC serves as the investment adviser
ADVISER               for the Fund. Subject to the supervision of the Board of
                      Trustees, Dresdner Advisors LLC is responsible for managing the investment activities of the Fund. Dresdner
                      Advisors LLC, a wholly-owned subsidiary of Dresdner Bank
                      AG, is located at 1301 Avenue of the Americas, New York,
                      NY 10019. As of November 30, 2003, Dresdner Advisors LLC together with the agency securities lending business of Dresdner Bank AG had approximately $25 billion in assets under management.

ADVISORY FEES         As investment adviser to the Fund, Dresdner Advisors LLC
                      receives a fee from the Fund at the annual rate of 0.0175% of the Fund's average daily net assets.

ADMINISTRATOR         PIMCO Advisors Fund Management LLC ("PIMCO Advisors")
                      serves as administrator to the Fund and is responsible for managing the Fund's business affairs and other administrative matters. PIMCO Advisors is located at 1345
                      Avenue of Americas, New York, NY 10105. Organized in 2000 as a subsidiary successor in the restructuring of a business originally organized in 1987, PIMCO Advisors provides investment management and advisory services to private accounts of institutional and individual clients and to open-end and closed-end investment company clients.
                      As of December 31, 2003, PIMCO Advisors and its investment management affiliates had approximately $493.6 billion in assets under management.

ADMINISTRATIVE        As administrator to the Fund, PIMCO Advisors receives a
FEES                  fee from the Fund at an annual rate of 0.03% of the Fund's average daily net assets.

DISTRIBUTOR           The Fund's Distributor is PIMCO Advisors Distributors LLC
                      ("PAD"), an indirect subsidiary of Allianz Dresdner Asset
                      Management of America L.P. PAD, located at 2187 Atlantic
                      Street, Stamford, Connecticut 06902, is a broker-dealer registered with the Securities and Exchange Commission.

REGULATORY            On February 12, 2004, the staff of the Securities and
MATTERS AND           Exchange Commission (the "Commission") informed PIMCO
LITIGATION            Advisors that it intended to recommend that the Commission bring civil and administrative actions against PIMCO
                      Advisors and an affiliate of PIMCO Advisors seeking a permanent injunction against violations of certain provisions of the federal securities laws, disgorgement plus prejudgment interest and civil penalties in connection with the Commission staff's investigation of "market timing" and related trading activities. There is a substantial likelihood that the Commission will bring these actions. On February 17, 2004, the Attorney General of the State of New Jersey filed a complaint against Allianz Dresdner Asset Management of America L.P., PAD and certain affiliates, in connection with its investigation into market timing and late trading. These regulatory investigations do not involve Dresdner Advisors LLC or the Fund or any trading in Fund shares.

                      PIMCO Advisors, PAD, Fixed Income SHares (the "Trust") and certain of their affiliates have been named as defendants in a putative class action lawsuit filed in U.S. District Court, District of New Jersey, on February 20, 2004, relating to the same facts that are the subject of these regulatory proceedings. The lawsuit seeks unspecified compensatory damages.

                      In November 2003, the Commission settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In that connection, PIMCO Advisors, PAD and other affiliates are under investigation by the Commission relating to directed brokerage and revenue-sharing arrangements. These regulatory investigations do not involve the Fund or any arrangements relating to the Fund. PIMCO Advisors, PAD and certain of their affiliates have been named as defendants in a putative class action lawsuit that challenges the brokerage and distribution arrangements of mutual funds advised by PIMCO Advisors, including revenue sharing arrangements. The complaint, filed in U.S. District Court, District of Connecticut, on February 17, 2004, generally alleges that the investment adviser of these mutual funds inappropriately used fund assets to pay brokers to promote the funds by directing fund brokerage transactions to such brokers and did not fully disclose such arrangements to shareholders. The lawsuit seeks unspecified compensatory damages. In addition, the Attorney General of the State of California has publicly announced an investigation into the matters referenced above.

                      PIMCO Advisors, PAD and the Trust believe that other similar lawsuits may be filed in federal or state courts naming PIMCO Advisors, PAD and/or their affiliates, and may also name the Trust. These suits may be commenced as putative class actions or individual actions on behalf of investors who purchased, held or redeemed shares of certain mutual funds during specified periods, or as derivative actions on behalf of such funds.

                  It is possible that these matters and/or other developments resulting from these matters could result in increased Trust redemptions or other adverse consequences to the Trust. However, PIMCO Advisors and PAD believe that these matters will not have a material adverse effect on the Fund or on PIMCO Advisors' or PAD's ability to perform their respective administrative or distribution services relating to the Fund.

                  The foregoing speaks only as of the date of this Prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.


                  PURCHASES AND REDEMPTIONS

PURCHASING AND    Investors may purchase and redeem Fund shares at the Fund's
REDEEMING SHARES  net asset value without a sales charge or other fee.

                  Shares of the Fund are offered to lenders (each, a "Lender") participating in the securities lending program administered by Dresdner Bank AG for the investment and reinvestment of cash collateral. In the future, institutional investors other than program participants may invest in the Fund. Dresdner Bank AG, in its capacity as securities lending agent for a Lender, will effect all purchases and redemptions on behalf of the Lender.

TIMING OF         A purchase order prior to the close of regular trading on the
PURCHASE AND      New York Stock Exchange (normally 4:00 p.m., Eastern Time) on
REDEMPTION        a day the Fund is open for business, will be effected at that
ORDERS AND        day's net asset value. An order received after 4:00 p.m.,
SHARE PRICE       Eastern Time will be effected at the net asset value
CALCULATIONS      determined on the next business day. The Fund is "open for business" on each day the New York Stock Exchange is open for trading. Purchase orders will be accepted only on days on which the Fund is open for business.

OTHER PURCHASE    Purchases of a Fund's shares will normally be made only in
INFORMATION       full shares, but may be made in fractional shares under
                  certain circumstances. Certificates for shares will not be issued.

                  The Fund reserves the right, in its sole discretion, to suspend the offering of shares of the Fund or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Fund.

OTHER REDEMPTION  Redemption requests for Portfolio shares are effected at the
INFORMATION       net asset value per share next determined after receipt of a redemption request by the Fund. A redemption request received by the transfer agent prior to 4:00 p.m., Eastern Time, on a day the Fund is open for business, is effected on that day. A redemption request received after that time is effected on the next business day. The Fund may suspend the right of redemption or postpone the payment date at times when the New
                  York Stock Exchange is closed, or during certain other periods as permitted under the federal securities laws.

VERIFICATION OF   To help the government fight the funding of terrorism and
IDENTITY          money laundering activities, federal law requires financial institutions to obtain, verify and record identification information relating to certain persons that open a new account. As a result, the Fund may be required to obtain the following information for certain persons that open a new account:

                  1. Name.
                  2. Date of birth (for individuals).
                  3. Residential or business street address.
                  4. Social security number, taxpayer identification number, or other identifying number.

                  Additional information may be required to open accounts for corporations and other entities.

                  Afer an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account AND REDEEM YOUR SHARES or take other appropriate action if it is unable to verify your identity within a reasonable time.


                  HOW FUND SHARES ARE PRICED


                  The net asset value ("NAV") of the Fund's shares is determined by dividing the total value of the Fund's investments and other assets, less any liabilities, by the total number of shares outstanding of the Fund. Fund shares are valued as of the close of regular trading (usually 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open.


                  The Fund's securities are valued using the amortized cost method of valuation, which involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

                  FUND DISTRIBUTIONS

                  The Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on the shares the day after the Fund receives your purchase payment. Dividends are declared daily and paid monthly.

                  In addition, the Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders investing in the Portfolio no less frequently than annually. Net short-term capital gains may be paid more frequently.

                  A shareholder may have distributions from the Fund reinvested in the Fund or paid in cash.


                  TAX CONSEQUENCES

                  TAXES ON FUND DISTRIBUTIONS. If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether you received them in cash or reinvested them in additional shares of the Fund. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

                  Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than one year will generally be taxable to you as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less will generally be taxable to you as ordinary income. The Fund does not expect to distribute gains taxable as long-term capital gains.

                  Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price your paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of you investment back as a taxable distribution.

                  TAXES WHEN YOU SELL (REDEEM) OR EXCHANGE YOUR SHARES. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax.

                  Returns of capital. If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return on capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

                  BACKUP WITHHOLDING. The Fund is required to apply backup withholding to certain taxable distributions including, for example, distributions paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number. Under current law, the backup withholding rate is 28% for amounts paid in 2004. Please see the Statement of Additional Information for further details about (and possible changes to) the new backup withholding tax rates.

                  Consult your tax adviser about other possible consequences. This is a summary of certain federal income tax consequences of investing in the Fund. You should consults your tax adviser for more information on your own tax situation, including possible state, local and foreign tax consequences.

                  Characteristics and Risks of Securities and Investment Techniques

                  This section provides additional information about some of the principal investments and related risks of the Fund described under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Fund from time to time. Most of these securities and investment techniques are discretionary, which means that Dresdner Advisors LLC can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Fund. As with any mutual fund, investors in the Fund rely on the professional investment judgment and skill of the Fund's investment adviser. Please see "Investment Objectives and Policies" in the Statement of Additional Information relating to the Fund for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Fund.

SECURITIES        In selecting securities for the Fund, Dresdner Advisors LLC
SELECTION         develops an outlook for interest rates and the economy;
                  analyzes credit and call risks, and uses other security selection techniques. The proportion of the Fund's assets committed to investment in securities with particular characteristics (such as sector, interest rate or maturity) varies based on Dresdner Advisors LLC's outlook for the U.S.
                  economy, the financial markets and other factors.

U.S. GOVERNMENT   U.S. Government Securities are obligations of, or guaranteed
SECURITIES        by, the U.S. Government, its agencies or government-sponsored enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

MORTGAGE-RELATED  The Fund may invest in mortgage-related and asset-backed
AND               securities. Mortgage-related securities include mortgage
ASSET-BACKED      pass-through securities and other securities that directly or
SECURITIES        indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Asset-backed securities represent interests in pools of assets, such as automobile or credit card receivables or home equity loans.
                  The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related and asset-backed securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market's perception of the asset backing the security, the creditworthiness of the servicing agent of the pool, the originator of the loans, or the financial institution providing any credit enhancement.

LOAN              The Fund may invest in fixed- and floating-rate loans, which
PARTICIPATIONS    investments generally will be in the form of loan
AND               participations and assignments of portions of such loans.
ASSIGNMENTS       Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If the Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

CORPORATE DEBT    Corporate debt securities are subject to the risk of the
SECURITIES        issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

VARIABLE AND      Variable and floating rate securities provide for a periodic
FLOATING          adjustment in the interest rate paid on the obligations. The
RATE              Fund may invest in floating rate debt instruments
                  ("floaters"). While

SECURITIES        floaters provide a certain degree of protection against rises in interest rates, the Fund will participate in any declines in interest rates as well.


REPURCHASE        The Fund may enter into repurchase agreements, in which the
AGREEMENTS        Fund purchases a security from a bank or broker-dealer and agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

INFLATION-        Inflation-indexed bonds are fixed income securities whose
INDEXED           principal value is periodically adjusted according to the rate
BONDS             of inflation. If the index measuring inflation falls, the
                  principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds.
                  Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.


WHEN-ISSUED,      The Fund may purchase securities which it is eligible to
DELAYED           purchase on a when-issued basis, may purchase and sell such
DELIVERY AND      securities for delayed delivery and may make contracts to
FORWARD           purchase such securities for a fixed price at a future date
COMMITMENT        beyond normal settlement time (forward commitments).
TRANSACTIONS      When-issued transactions, delayed delivery purchases and
                  forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund's other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase the Fund's overall investment exposure. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has designated to cover these positions.

INVESTMENT IN     Subject to applicable restrictions and limitations of the
OTHER             Investment Company Act, the Fund may invest in securities of
INVESTMENT        other investment companies, such as open-end or closed-end
COMPANIES         management investment companies, or in pooled accounts or
                  other investment vehicles. As a shareholder of an investment company, the Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

ILLIQUID          The Fund may invest up to 10% of its net assets in illiquid
SECURITIES        securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term
                  "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Portfolio has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities
                  (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

CHANGES IN        The investment objective of the Fund may be changed by the
INVESTMENT        Board of Trustees without shareholder approval. Unless
OBJECTIVES AND    otherwise stated, all other investment policies of the Fund
POLICIES          may be changed by the Board of Trustees without shareholder approval.

PERCENTAGE        Unless otherwise stated, all percentage limitations on Fund
INVESTMENT        investments listed in this Prospectus will apply at the time
LIMITATIONS       of investment. The Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

OTHER             The Fund may invest in other types of securities and use a
INVESTMENTS AND   variety of investment techniques and strategies which are not
TECHNIQUES        described in this Prospectus. These securities and techniques may subject the Fund to additional risks. Please see the Statement of Additional Information relating to the Fund for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Fund.


                  FINANCIAL HIGHLIGHTS

                  Since the Fund has only recently commenced operations, financial highlights are unavailable for the Fund.

                        ALLIANZ DRESDNER DAILY ASSET FUND
                               FIXED INCOME SHARES


INVESTMENT ADVISER                      The Fund's Statement of Additional
Dresdner Advisors LLC                   Information ("SAI") includes additional
1301 Avenue of the Americas             information about the Fund. The SAI is
New York, NY 10019                      incorporated by reference into this
                                        Prospectus, which means it is a part of
                                        this Prospectus for legal purposes.


ADMINISTRATOR                           You may get free copies of the SAI and
PIMCO Advisors Fund Management LLC      request other information about the
1345 Avenue of the Americas             Fund, or make inquiries by calling PIMCO
New York, NY 10105                      Advisors Distributor LLC at
                                        1-800-462-9727.

                                        You may review and copy information
                                        about the Fund, including its SAI, at
DISTRIBUTOR                             the Securities and Exchange Commission's
PIMCO Advisors Distributors LLC         Public Reference Room in Washington,
2187 Atlantic Street                    D.C. You may call the Commission at
Stamford, CT 06902                      1-202-942-8090 for information about the
                                        operation of the Public Reference Room.
                                        You may also access reports and other
CUSTODIAN AND ACCOUNTING AGENT          information about the Fund on the
State Street Bank and Trust Company     EDGAR Database on the Commission's
801 Pennsylvania                        Internet site at HTTP://WWW.SEC.GOV. You
Kansas City, MO 64105                   may get copies of this information, with
                                        payment of a duplication fee, by
                                        electronic request at the following
TRANSFER AGENT                          E-mail address: PUBLICINFO@SEC.GOV, or
Boston Financial Data Services          by writing the Public Reference Section
330 West 9th Street                     of the Commission, Washington, D.C.
Kansas City, MO 64105                   20549-0102. You may need to refer to the
                                        Fund's file number under the Investment
                                        Company Act, which is 811-9721.
INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1055 Broadway, 10th Floor
Kansas City, Missouri 64105-1595


LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02110

TRUSTEES & PRINCIPAL OFFICERS
Stephen J. Treadway       Chairman
Paul Belica               Trustee
Robert E. Connor          Trustee
Brian S. Shlissel         President & Chief Executive Officer
Newton B.  Schott, Jr.    Secretary
Lawrence G.  Altadonna    Treasurer

                        ALLIANZ DRESDNER DAILY ASSET FUND

                               FIXED INCOME SHARES

                       STATEMENT OF ADDITIONAL INFORMATION

                                __________, 2004




         This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectus of Allianz Dresdner Daily Asset Fund (the "Fund"), a series of Fixed Income SHares (the "Trust"), dated
[       ], 2004, as supplemented from time to time (the "Prospectus"). Through a separate prospectus and statement of additional information, each dated March 1, 2004, as supplemented from time to time, the Trust offers two additional series of shares: FISH: Series C, FISH: Series M. The Trust is currently registering a third series, FISH: Series R.


         Copies of the Prospectus, which is incorporated by reference into (legally a part of) this Statement of Additional Information, may be obtained free of charge at the following address and telephone number:


                         PIMCO Advisors Distributors LLC
                         2187 Atlantic Avenue
                         Stamford, Connecticut 06902
                         1-800-462-9727



THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OF SALE IS NOT PERMITTED.

                                            TABLE OF CONTENTS
                                                                                                                PAGE
                                                                                                                ----

THE TRUST.........................................................................................................1
INVESTMENT OBJECTIVES AND POLICIES................................................................................1
         Mortgage-Related and Asset-Backed Securities.............................................................1
         Bank Obligations.........................................................................................4
         Loan Participations......................................................................................4
         Corporate Debt Securities................................................................................6
         Participation on Creditors Committees....................................................................6
         Variable and Floating Rate Securities....................................................................6
         Inflation--Indexed Bonds ................................................................................7
         Foreign (Non-U.S.) Securities............................................................................8
         Borrowing................................................................................................8
         When-Issued, Delayed Delivery and Forward Commitment Transactions........................................9
         Illiquid Securities.....................................................................................10
         Loans of Portfolio Securities...........................................................................10
         U.S. Government Securities..............................................................................10
         Repurchase Agreements...................................................................................11
INVESTMENT RESTRICTIONS..........................................................................................11
         Fundamental Investment Restrictions.....................................................................11
         Non-Fundamental Investment Restriction..................................................................12
         Management of the Trust ................................................................................13
         Trustees and Officers...................................................................................13
         Committees of the Board of Trustees.....................................................................18
         Securities Ownership....................................................................................19
         Compensation............................................................................................19
         Code of Ethics..........................................................................................20
         Proxy Voting ...........................................................................................20
         Investment Adviser......................................................................................20
         Fund Administrator......................................................................................20
DISTRIBUTION OF TRUST SHARES.....................................................................................24
         Distributor.............................................................................................24
PORTFOLIO TRANSACTIONS AND BROKERAGE.............................................................................24
         Investment Decisions and Portfolio Transactions.........................................................24
         Brokerage and Research Services.........................................................................24
PURCHASES AND REDEMPTIONS........................................................................................26
NET ASSET VALUE..................................................................................................26
TAXATION ........................................................................................................26
         Distributions...........................................................................................26
         Sales of Shares.........................................................................................28
         Backup Withholding......................................................................................28
         Options, Futures, Forward Contracts and Swap Agreements.................................................28
         Foreign Taxation........................................................................................28
         Original Issue Discount and Pay-In-Kind Securities......................................................29
         Tax Shelter Reporting Regulation .......................................................................30
OTHER INFORMATION................................................................................................31
         Capitalization..........................................................................................31
         Voting Rights...........................................................................................32
         Redemption in Kind......................................................................................32
         Certain Ownership of Trust Shares.......................................................................32
         Custodian and Accounting Agent..........................................................................32



         Independent Accountants.................................................................................32
         Transfer Agent..........................................................................................32
         Legal Counsel...........................................................................................32
         Registration Statement..................................................................................32
         Financial Statements....................................................................................32
APPENDIX A.......................................................................................................33

                                    THE TRUST


         The Trust is an open-end management investment company ("mutual fund") that currently consists of four separate investment portfolios: FISH: Series C,
FISH: Series M, FISH: Series R (which is currently in registration) and the Fund. The Fund is "diversified" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act").


         The Trust was organized as a Massachusetts business trust on November 3, 1999.

                       INVESTMENT OBJECTIVES AND POLICIES

         In addition to the principal investment strategies and the principal risks of the Fund described in the Prospectus, the Fund may employ other investment practices and may be subject to additional risks which are described below. Certain strategies and/or risks described below may not apply to the Fund. Unless a strategy or policy described below is specifically prohibited by the investment restrictions listed in the Prospectus, by the investment restrictions under "Investment Restrictions" in this Statement of Additional Information, or by applicable law, the Fund may engage in each of the practices described below.

         The Fund's investment adviser, Dresdner Advisors LLC, which is responsible for making investment decisions for the Fund, is referred to in this section and the remainder of this Statement of Additional Information as the "Adviser."

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES

         The Fund may invest in mortgage-related securities and in other asset-backed securities (unrelated to mortgage loans) that are offered to investors currently or in the future. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates, and, like other fixed income investments, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly.

         MORTGAGE-RELATED SECURITIES. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.


         MORTGAGE PASS-THROUGH SECURITIES. Mortgage pass-through securities are securities representing interests in "pools" of mortgage loans secured by residential or commercial real property. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association or "GNMA") are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

         The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of purchase. Early repayment of principal on some mortgage-related securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Like other fixed income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of such security can be expected to increase.

         Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the GNMA) or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC")). The principal governmental guarantor of mortgage-related securities is the GNMA. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the "FHA"), or guaranteed by the Department of Veterans Affairs (the "VA").

         Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the FNMA and the FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations.

         FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations.

         Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees, and the creditworthiness of the issuers thereof, will be considered in determining whether a mortgage-related security meets the Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Adviser determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. The Fund will not purchase mortgage-related securities or any other assets which in the Adviser's opinion are illiquid if, as a result, more than 10% of the value of the Fund's net assets (taken at market value at the time of investment) will be invested in illiquid securities.

         Mortgage-related securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Fund's industry concentration restrictions, see "Investment Restrictions," by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Fund may take the position that mortgage-related securities do not represent interests in any particular "industry" or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

         ASSET-BACKED SECURITIES. Asset-backed securities, which are generally issued by trusts or special purpose corporations, are backed by pools of assets, such as automobile and credit card receivables or home equity loans. Payments of principal and interest are passed through monthly or quarterly (less servicing fees paid to the originator or fees for any credit enhancement) to security holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust. Asset-backed securities may take the form of commercial paper. The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement.

         Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or having a priority to certain of the borrower's other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement of an asset-backed security held by the Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment.

         The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as for prepayments of a pool of mortgage loans underlying mortgage-related securities. However, asset-backed securities usually do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

         The Adviser expects that other asset-backed securities will be offered to investors in the future and may be purchased by the Fund. Several types of asset-backed securities have already been offered to investors, including Certificates for Automobile ReceivablesSM ("CARSSM"). CARSSM represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARSSM are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARSSM may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.


         Consistent with its investment objectives and policies, the Fund may invest in other types of asset-backed securities.


BANK OBLIGATIONS


         Bank obligations in which the Fund may invest include certificates of deposit, bankers' acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Subject to the Fund's limitation on industry concentration, see "Investment Restrictions," there is no limitation on the amount of the Fund's assets which may be invested in obligations of foreign banks which meet the conditions set forth herein. The Fund may only invest in bank obligations that are U.S. dollar-denominated.


         Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of U.S. banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks and the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

LOAN PARTICIPATIONS

         The Fund may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which the Fund may invest may not be rated by any nationally recognized rating service.


         A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, the Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

         A financial institution's employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of the Fund were determined to be subject to the claims of the agent bank's general creditors, the Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

         Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected. Loans that are fully secured offer the Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

         The Fund may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, the Fund bears a substantial risk of losing the entire amount invested.


         The Fund limits the amount of its total assets that it will invest in issuers or in issuers within the same industry (see "Investment Restrictions"). For purposes of these limits, the Fund generally will treat the corporate borrower as the "issuer" of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between the Fund and the corporate borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the corporate borrower, Securities and Exchange Commission ("SEC") interpretations currently require the Fund to treat both the lending bank or other lending institution and the corporate borrower as "issuers." Treating a financial intermediary as an issuer of indebtedness may restrict the Fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.


         Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Adviser believes to be a fair price and may be deemed illiquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Fund currently intends to treat indebtedness for which there is no readily available market as illiquid for purposes of the Fund's limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Fund's investment restriction relating to the lending of funds or assets by the Fund.

         Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to the Fund. For example, if a loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Fund relies on the Adviser's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.


CORPORATE DEBT SECURITIES


         The Fund may invest in corporate debt securities of U.S. and foreign issuers. Corporate debt securities include notes, bonds, debentures and commercial paper. The investment return of corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.


         The Fund's investments in U.S. dollar currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments) which meet the minimum ratings criteria set forth for the Fund, or, if unrated, are in the Adviser's opinion comparable in quality to corporate debt securities in which the Fund may invest. The rate interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate.

         DEMAND INSTRUMENTS. Demand instruments are corporate debt securities that the issuer must repay on demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

PARTICIPATION ON CREDITORS COMMITTEES

         The Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may subject a Fund to expenses such as legal fees and may make the Fund an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict the Fund's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by the Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Fund would participate on such committees only when the Adviser believes that such participation is necessary or desirable to enforce the Fund's rights as a creditor or to protect the value of securities held by the Fund.

VARIABLE AND FLOATING RATE SECURITIES

         Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate. The Fund may invest in a variable rate security having a stated maturity in excess of 397 calendar days if the interest rate will be adjusted, and the Fund may demand payment of principal from the issuers, within the period.

         The Fund may invest in floating rate debt instruments ("floaters"). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or U.S. Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, the Fund will participate in any declines in interest rates as well.

INFLATION-INDEXED BONDS

         The Fund may invest in inflation-indexed bonds, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index ("CPI") accruals as part of a semiannual coupon.

         Inflation-indexed securities issued by the U.S. Treasury have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if the Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year's inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).


         If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of a U.S. Treasury inflation-indexed bonds, even during a period of deflation although the inflation-adjusted principal received could be less than the inflation-adjusted principal that had accrued to the bond at the time of purchase. However, the current market value of the bonds is not guaranteed and will fluctuate. The Fund may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.


         The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

         While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.


         The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is not seasonably adjusted and which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.


         Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

FOREIGN (NON-U.S.) SECURITIES

         The Fund may invest in U.S. dollar currency-denominated corporate debt securities of foreign issuers; certain foreign bank obligations (see "Bank Obligations"); and U.S. dollar-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities.

         Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These include: differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political instability which can affect U.S. investments in foreign countries and potential restrictions on the flow of international capital. In addition, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility.

         Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including the Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

BORROWING


         Subject to the limitations described under "Investment Restrictions" below, the Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund's assets and may cause the Fund to liquidate positions when it would not be advantageous to do so. This borrowing may be unsecured. Provisions of the 1940 Act require the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund's total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund's total assets will require the Fund to maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.


         As noted below, the Fund also may enter into certain transactions, including reverse repurchase agreements and sale-buybacks, that can be viewed as constituting a form of borrowing or financing transaction by the Fund. To the extent the Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation of assets determined in accordance with procedures adopted by the Trustees, equal in value to the amount of the Fund's commitment to repurchase, such an agreement will not be considered a "senior security" by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

         From time to time, the Trust may enter into, and make borrowings for temporary purposes related to the redemption of shares under, a credit agreement with third-party lenders. Borrowings made under such a credit agreement will be allocated between the series of the Trust pursuant to guidelines approved by the Board of Trustees.

         In addition to borrowing for temporary purposes, the Fund may enter into reverse repurchase agreements and economically similar transactions if permitted to do so under its investment restrictions. A reverse repurchase agreement involves the sale of a fund-eligible security by the Fund, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. The Fund will segregate assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees and equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements with broker-dealers (but not banks). However, reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. To the extent that positions in reverse repurchase agreements are not covered through the segregation of liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Fund's limitations on borrowings as specified under "Investment Restrictions" below.

         The Fund also may effect simultaneous purchase and sale transactions that are known as "sale-buybacks." A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments make on the underlying security pending settlement of the Fund's repurchase of the underlying security. The Fund's obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund's forward commitment to repurchase the subject security.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS

         The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. When such purchases are outstanding, the Fund will segregate until the settlement date assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees in an amount sufficient to meet the purchase price. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated.

         When purchasing a security on a when-issued, delayed delivery or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

         When the Fund has sold a security on a when-issued, delayed delivery or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. The Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss.

There is no percentage limitation on the extent to which the Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

ILLIQUID SECURITIES

         The Fund may invest in securities that are illiquid so long as no more than 10% of the net assets of the Fund (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. The Adviser may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities.

         The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), securities that are subject to legal or contractual restrictions on resale (such as privately placed debt securities), and other securities which legally or in the Adviser's opinion may be deemed illiquid (not including securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that the Adviser has determined to be liquid under procedures approved by the Board of Trustees).

         Illiquid securities may include privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.


LOANS OF PORTFOLIO SECURITIES

         The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by the Adviser to be of relatively high credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposit, bankers' acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal at all times to the market value of the securities lent. The borrower pays to the Fund an amount equal to any dividends or interest received on the securities lent. The Fund may invest only the cash collateral received in interest-bearing, short-term securities or receive a fee from the borrower. In the case of cash collateral, the Fund typically pays a rebate to the lender. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved. The Fund's performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of either interest, through investment of cash collateral by the Fund in permissible investments, or a fee, if the collateral is U.S. Government securities.



U.S. GOVERNMENT SECURITIES

         U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Fund's shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by GNMA, are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. Because interest on zero coupon securities is not distributed on a current basis but is, in effect, compounded, zero coupon securities tend to be subject to greater market risk than interest-paying securities of similar maturities. Custodial receipts issued in connection with so-called trademark zero coupon securities, such as CATs and TIGRs, are not issued by the U.S. Treasury, and are therefore not U.S. Government securities, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero coupon Treasury securities (e.g., STRIPs and CUBEs) are direct obligations of the U.S. Government.

REPURCHASE AGREEMENTS


         For the purposes of maintaining liquidity and achieving income, the Fund may enter into repurchase agreements with domestic commercial banks or registered broker-dealers. A repurchase agreement is a contract under which the Fund would acquire a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. The Adviser will monitor the creditworthiness of the counterparties.



                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

         The investment restrictions set forth below are fundamental policies of the Fund and may not be changed without shareholder approval by vote of a majority of the outstanding voting securities of the Fund. Under these restrictions, the Fund may not:


         (1) borrow money or issue any senior security, except to the extent permitted under the 1940 Act and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time;


         (2) invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto), securities of registered investment companies or securities or obligations issued by issuers in the financial services industries;


         (3) purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies in the real estate industry or which invest in real estate or interests therein;

         (4) purchase or sell commodities or commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts or swap agreements), except that the Fund may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments or one or more groups of instruments, and on options on such futures contracts to the extent consistent with the Fund's investment objective and policies;

         (5) purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures, and except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this restriction;

         (6) make loans, except to the extent permitted under the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time; or



         (7) act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.


NON-FUNDAMENTAL INVESTMENT RESTRICTION


         The Fund is also subject to the following non-fundamental restriction (which may be changed without shareholder approval) and, unless otherwise indicated, may not invest more than 10% of its net assets (taken at market value at the time of the investment) in "illiquid securities," illiquid securities being defined to include repurchase agreements maturing in more than seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide withdrawal penalties upon prepayment (other than overnight deposits), or other securities which legally or in the Adviser's opinion may be deemed illiquid (other than securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that the Adviser has determined to be liquid under procedures approved by the Board of Trustees).


         Unless otherwise indicated, all limitations applicable to the Fund's investments apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security, or change in the percentage of the Fund's assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Fund's total assets, will not require the Fund to dispose of an investment. In the event that ratings services assign different ratings to the same security, the Adviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.


         Currently, under the 1940 Act, the Fund generally is permitted to engage in borrowings to the extent described in "Investment Objectives and Policies - Borrowing." To the extent the Fund covers its commitment under a reverse repurchase agreement or other derivative instrument by the segregation of assets determined by the Adviser to be liquid in accordance with procedures adopted by the Trustees, equal in value to the amount of the Fund's commitment, such instrument will not be considered a "senior security" for purposes of the Fund's limitations on borrowings.

         The Fund interprets its policies with respect to borrowing and lending to permit such activities as may be lawful for the Fund, to the full extent permitted by the 1940 Act or by exemption from the provisions therefrom pursuant to exemptive order of the SEC.


         The phrase "shareholder approval," as used in the Prospectus and this Statement of Additional Information, and the phrase a "vote of a majority of the outstanding voting securities," as used herein, mean the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or the Trust, as the case may be, or (2) 67% or more of the shares of the Fund or the Trust, as the case may be, present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

         The business of the Trust is managed under the direction of the Trust's Board of Trustees. Subject to the provisions of the Trust's Declaration of Trust, its Bylaws and Massachusetts law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of the Trust's officers.



         The Trustees and officers of the Trust, their ages, the position they hold with the Trust, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other public company directorships held by the Trustee are listed in the two tables immediately following. Except as shown, each Trustee's and officer's principal occupation and business experience for the last five years have been with the employer(s) indicated, although in some cases the Trustee may have held different positions with such employer(s). Unless otherwise indicated, the business address of the persons listed below is c/o PIMCO Advisors Fund Management LLC, 1345 Avenue of the Americas, New York, New York 10105. Both of the current Trustees are "Independent Trustees," which means Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust.



                              INDEPENDENT TRUSTEES


=============================================================================================================
                                                                              NUMBER OF
                                       TERM OF                              PORTFOLIOS IN
                                      OFFICE AND          PRINCIPAL          FUND COMPLEX        OTHER
       NAME          POSITION(S)      LENGTH OF         OCCUPATION(S)        OVERSEEN BY     DIRECTORSHIPS
     ADDRESS          HELD WITH          TIME            DURING PAST           TRUSTEE          HELD BY
     AND AGE            TRUST          SERVED+             5 YEARS                              TRUSTEE

=============================================================================================================
Paul Belica         Trustee         Since 2000      Trustee, PIMCO
Age 82                                              Municipal Income              19               None
                                                    Fund, PIMCO
                                                    California Municipal
                                                    Income Fund, PIMCO
                                                    New York Municipal
                                                    Income Fund, PIMCO
                                                    Corporate Income
                                                    Fund, PIMCO
                                                    Corporate Opportunity
                                                    Fund, PIMCO
                                                    Municipal Income Fund
                                                    II, PIMCO California
                                                    Municipal Income Fund
                                                    II, PIMCO New York
                                                    Municipal Income Fund
                                                    II, PIMCO Municipal
                                                    Income Fund III,
                                                    PIMCO California
                                                    Municipal Income Fund
                                                    III, PIMCO New York
                                                    Municipal Income Fund
                                                    III, Nicholas-Applegate
                                                    Convertible & Income
                                                    Fund, Nicholas


                                    13

=============================================================================================================
                                                                              NUMBER OF
                                       TERM OF                              PORTFOLIOS IN
                                      OFFICE AND          PRINCIPAL          FUND COMPLEX        OTHER
       NAME          POSITION(S)      LENGTH OF         OCCUPATION(S)        OVERSEEN BY     DIRECTORSHIPS
     ADDRESS          HELD WITH          TIME            DURING PAST           TRUSTEE          HELD BY
     AND AGE            TRUST          SERVED+             5 YEARS                              TRUSTEE

=============================================================================================================
                                                    Applegate Convertible
                                                    & Income Fund II,
                                                    PIMCO High Income
                                                    Fund and PIMCO
                                                    Floating Rate Income
                                                    Fund; Director,
                                                    Municipal Advantage
                                                    Fund Inc.; Manager,
                                                    Stratigos Fund, L.L.C.,
                                                    Whistler Fund, L.L.C.,
                                                    Xanthus Fund, L.L.C.
                                                    and Advantage
                                                    Advisers Wynstone
                                                    Fund, L.L.C.; Director,
                                                    Student Loan Finance
                                                    Corp., Education
                                                    Loans, Inc., Goal
                                                    Funding, Inc.,
                                                    Goal
                                                    Funding II.
                                                    Formerly,
                                                    Advisor, Salomon
                                                    Smith Barney Inc.;
                                                    Director, Central
                                                    European Value
                                                    Fund, Inc.,
                                                    and Deck House,
                                                    Inc.

Robert E.                                           Trustee Nicholas             19              None
Connor                                              Applegate
Age 69                                              Convertible & Income
                                                    Fund II, PIMCO
                                                    Corporate Income
                                                    Fund, PIMCO
                                                    Corporate
                                                    Opportunity Fund,
                                                    PIMCO Floating Rate
                                                    Income Fund, PIMCO
                                                    High Income Fund,
                                                    Nicholas Applegate
                                                    Convertible & Income
                                                    Fund, PIMCO
                                                    Municipal Income
                                                    Fund, PIMCO
                                                    Municipal Income
                                                    Fund II, PIMCO
                                                    Municipal Income
                                                    Fund III, PIMCO
                                                    California Municipal
                                                    Income Fund, PIMCO
                                                    California Municipal


                                    14

=============================================================================================================
                                                                              NUMBER OF
                                       TERM OF                              PORTFOLIOS IN
                                      OFFICE AND          PRINCIPAL          FUND COMPLEX        OTHER
       NAME          POSITION(S)      LENGTH OF         OCCUPATION(S)        OVERSEEN BY     DIRECTORSHIPS
     ADDRESS          HELD WITH          TIME            DURING PAST           TRUSTEE          HELD BY
     AND AGE            TRUST          SERVED+             5 YEARS                              TRUSTEE

=============================================================================================================
                                                    Income Fund II,
                                                    PIMCO California
                                                    Municipal Income
                                                    Fund III, PIMCO New
                                                    York Municipal
                                                    Income Fund, PIMCO
                                                    New York Municipal
                                                    Income Fund II,
                                                    PIMCO New York
                                                    Municipal Income
                                                    Fund III; Director,
                                                    Municipal Advantage
                                                    Fund, Inc.;
                                                    Corporate Affairs
                                                    Consultant.
                                                    Formerly, Senior
                                                    Vice President,
                                                    Corporate Office,
                                                    Citigroup Global
                                                    Markets Inc.
                                                    (formerly, Salomon
                                                    Smith Barney Inc.)

-------------------------------------------------------------------------------------------------------------

+ Under the Trust's Declaration of Trust, a Trustee serves until his or her retirement, resignation or replacement.



                                    OFFICERS

=================================================================================================================

                                     TERM OF
                                    OFFICE AND                              PRINCIPAL
       NAME         POSITION(S)     LENGTH OF                             OCCUPATION(S)
     ADDRESS         HELD WITH         TIME                                DURING PAST
     AND AGE           TRUST         SERVED+                                 5 YEARS
     -------           -----         ------                                  -------

=================================================================================================================
Stephen J.         Chairman       Since 2000     Managing Director, Allianz Dresdner Asset Management of
Treadway                                         America L.P. ("ADAM of America"); Managing Director and
Age 56                                           Chief Executive Officer, PIMCO Advisors Fund Management
                                                 LLC ("PAFM") and PIMCO Advisors Distributors LLC
                                                 ("PAD"); Member of the Board of Management of Allianz
                                                 Dresdner Asset Management GmbH; Chairman, Fixed Income
                                                 SHares, PIMCO Corporate Opportunity Fund, Nicholas
                                                 Applegate Convertible & Income Fund, Nicholas-Applegate
                                                 Convertible & Income Fund II and PIMCO High Income Fund;
                                                 Trustee, Chairman and President, PIMCO Advisors VIT
                                                 (formerly OCC Accumulation Trust); Trustee and Chairman,
                                                 PIMCO Funds: Multi-Manager Series, PIMCO Municipal
                                                 Income Fund, PIMCO California Municipal Income Fund,
                                                 PIMCO New York Municipal Income Fund, PIMCO
                                                 Municipal Income Fund II, PIMCO California Municipal
                                                 Income Fund II, PIMCO New York Municipal Income Fund II,
                                                 PIMCO Municipal Income Fund III, PIMCO California
                                                 Municipal Income Fund III, PIMCO New York Municipal
                                                 Income Fund III, PIMCO Corporate Income Fund and PIMCO
                                                 Floating Rate Income Fund; Director and Chairman, Municipal
                                                 Advantage Fund Inc.

-----------------------------------------------------------------------------------------------------------------
Brian S. Shlissel  President &    Since 2000     Executive Vice President, PAFM; President and Chief
Age 39             Chief                         Executive Officer, Fixed Income SHares, PIMCO Municipal
                   Executive                     Income Fund, PIMCO California Municipal Income Fund,
                   Officer                       PIMCO New York Municipal Income Fund, PIMCO Corporate
                                                 Income Fund, PIMCO Corporate Opportunity Fund, PIMCO
                                                 Municipal Income Fund II, PIMCO California Municipal
                                                 Income Fund II, PIMCO New York Municipal Income Fund II,
                                                 PIMCO Municipal Income Fund III, PIMCO California
                                                 Municipal Income Fund III, RIMCO New York Municipal
                                                 Income Fund III, Nicholas-Applegate Convertible & Income
                                                 Fund, PIMCO High Income Fund, Nicholas-Applegate
                                                 Convertible & Income Fund II, PIMCO Floating Rate Income
                                                 Fund and Municipal Advantage Fund Inc.; Executive Vice
                                                 President, Treasurer and Secretary, PIMCO Advisors VIT;
                                                 Formerly Vice President, Mitchell Hutchins Asset
                                                 Management Inc.

-----------------------------------------------------------------------------------------------------------------

                                    15

=================================================================================================================

                                     TERM OF
                                    OFFICE AND                              PRINCIPAL
       NAME         POSITION(S)     LENGTH OF                             OCCUPATION(S)
     ADDRESS         HELD WITH         TIME                                DURING PAST
     AND AGE           TRUST         SERVED+                                 5 YEARS
     -------           -----         ------                                  -------

=================================================================================================================
Newton B. Schott,  Secretary      Since 2000     Managing Director, Chief Administrative Officer, General
Jr.                                              Counsel and Secretary, PAD; Managing Director, Chief Legal
Age 61                                           Officer and Secretary, PAFM; President, Chief Executive
                                                 Officer and Secretary, PIMCO Funds: Multi-Manager Series;
                                                 Vice President and Secretary, PIMCO Municipal Income Fund,
                                                 PIMCO California Municipal Income Fund, PIMCO New
                                                 York Municipal Income Fund, PIMCO Corporate Income
                                                 Fund, PIMCO Corporate Opportunity Fund, PIMCO Municipal
                                                 Income Fund II, PIMCO California Municipal Income Fund II,
                                                 PIMCO New York Municipal Income Fund II, PIMCO
                                                 Municipal Income Fund III, PIMCO California Municipal
                                                 Income  Fund III, PIMCO New York Municipal Income Fund
                                                 III, Nicholas-Applegate Convertible & Income Fund, PIMCO
                                                 High Income Fund, Nicholas-Applegate Convertible & Income
                                                 Fund II, PIMCO Floating Rate Income Fund and Municipal
                                                 Advantage Fund Inc.; Secretary, Fixed Income SHares.
                                                 Formerly, Vice President, PIMCO Advisors Funds.

-----------------------------------------------------------------------------------------------------------------
Lawrence G.        Treasurer      Since 2002     Senior Vice President, PAFM: Treasurer and Principal
Altadonna                                        Financial and Accounting Officer, PIMCO Municipal Income
Age 37                                           Fund, PIMCO California Municipal Income Fund, PIMCO
                                                 New York Municipal Income Fund, PIMCO Corporate Income
                                                 Fund, PIMCO Corporate Opportunity Fund, PIMCO Municipal
                                                 Income Fund II, PIMCO California Municipal Income Fund II,
                                                 PIMCO New York Municipal Income Fund II, PIMCO
                                                 Municipal Income Fund III, PIMCO California Municipal
                                                 Income Fund III, PIMCO New York Municipal Income Fund
                                                 III, Nicholas-Applegate Convertible & Income Fund, PIMCO
                                                 High Income Fund, Nicholas-Applegate Convertible & Income
                                                 Fund II, PIMCO Floating Rate Income Fund and Municipal
                                                 Advantage Fund Inc.; Treasurer, Fixed Income SHares;
                                                 Assistant Treasurer, PIMCO Advisors VIT. Formerly,
                                                 Director of Fund Administration, Prudential lnvestments.

-----------------------------------------------------------------------------------------------------------------
Jennier A.         Assistant      Since 2004     Assistant Secretary, PIMCO Advisors VIT, PIMCO Municipal
Patula             Secretary                     Income Fund, PIMCO California Municipal Income Fund,
Age 25                                           PIMCO New York Municipal Income Fund, PIMCO Corporate
                                                 Income Fund, PIMCO Corporate Opportunity Fund, PIMCO
                                                 Municipal Income Fund II, PIMCO California Municipal
                                                 Income Fund II, PIMCO New York Municipal Income Fund II,
                                                 PIMCO Municipal Income Fund III, PIMCO California
                                                 Municipal Income Fund III, PIMCO New York Municipal
                                                 Income Fund III, Nicholas-Applegate Convertible & Income
                                                 Fund, PIMCO High Income Fund, Nicholas-Applegate
                                                 Convertible & Income Fund II, PIMCO Floating Rate Income
                                                 Fund, Fixed Income SHares and Municipal Advantage Fund
                                                 Inc.

-----------------------------------------------------------------------------------------------------------------


+ Under the Trust's Bylaws, an officer serves until his or her successor is elected or qualified, or until he or she sooner dies, resigns, is removed or becomes disqualified. Officers hold office at the pleasure of the Trustees.

         For officers of the Trust, positions held with affiliated persons or principal underwriters of the Trust are listed in the following table (such affiliation may be due to the officers' affiliation with PIMCO Advisors Funds Management LLC ("PAFM"), the investment adviser to the three other series of the Trust and the administrator to the Fund):




============================================================================================================

                                                           POSITIONS HELD WITH
                                                           AFFILIATED PERSONS OR
                                                          PRINCIPAL UNDERWRITERS
             NAME                                              OF THE TRUST

------------------------------------------------------------------------------------------------------------
Stephen J. Treadway            Managing Director, ADAM of America; Managing Director and Chief Executive
                               Officer, PAFM and PAD; Member of the Board of Management, Allianz Dresdner
                               Asset Management GmbH; Chairman, Fixed Income SHares, PIMCO Corporate
                               Opportunity Fund, Nicholas Applegate Convertible & Income Fund,
                               Nicholas-Applegate Convertible & Income Fund II and PIMCO High Income Fund;
                               Trustee, Chairman and President, PIMCO Advisors VIT (formerly OCC
                               Accumulation Trust); Trustee and Chairman, PIMCO Funds: Multi-Manager Series,
                               PIMCO Municipal Income Fund, PIMCO California Municipal Income Fund, PIMCO
                               New York Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO
                               California Municipal Income Fund II, PIMCO New York Municipal Income Fund II,
                               PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund III,
                               PIMCO New York Municipal Income Fund III, PIMCO Corporate Income Fund and
                               PIMCO Floating Rate Income Fund; Director and Chairman, Municipal Advantage
                               Fund Inc.

------------------------------------------------------------------------------------------------------------
Newton B. Schott, Jr.          Managing Director, Chief Administrative Officer, General Counsel and
                               Secretary, PAD; Managing Director, Chief Legal Officer and Secretary, PAFM;
                               President, Chief Executive Officer and Secretary, PIMCO Funds: Multi-Manager
                               Series; Vice President and Secretary, PIMCO Municipal Income Fund, PIMCO
                               California Municipal Income Fund, PIMCO New York Municipal Income Fund, PIMCO
                               Corporate Income Fund, PIMCO Corporate Opportunity Fund, PIMCO Municipal
                               Income Fund II, PIMCO California Municipal Income Fund II, PIMCO New York
                               Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California
                               Municipal Income Fund III, PIMCO New York Municipal Income Fund III,
                               Nicholas-Applegate Convertible & Income Fund, PIMCO High Income Fund,
                               Nicholas-Applegate Convertible & Income Fund II, PIMCO Floating Rate Income
                               Fund and Municipal Advantage Fund Inc.; Secretary, Fixed Income SHares.
                               Formerly, Vice President, PIMCO Advisors Funds.

------------------------------------------------------------------------------------------------------------
Brian S. Shlissel              Executive Vice President, PAFM; President and Chief Executive Officer, Fixed
                               Income SHares, PIMCO Municipal Income Fund, PIMCO California Municipal Income
                               Fund, PIMCO New York Municipal Income Fund, PIMCO Corporate Income Fund,
                               PIMCO Corporate Opportunity Fund, PIMCO Municipal Income Fund II, PIMCO
                               California Municipal Income Fund II, PIMCO New York Municipal Income Fund II,
                               PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund III,
                               PIMCO New York Municipal Income Fund III, Nicholas-Applegate Convertible &
                               Income Fund, PIMCO High Income Fund, Nicholas-Applegate Convertible & Income
                               Fund II, PIMCO Floating Rate Income Fund and Municipal Advantage Fund Inc.;
                               Executive Vice President, Treasurer and Secretary, PIMCO Advisors VIT;
                               Formerly Vice President, Mitchell Hutchins Asset Management Inc.


                                       17

============================================================================================================

                                                           POSITIONS HELD WITH
                                                           AFFILIATED PERSONS OR
                                                          PRINCIPAL UNDERWRITERS
             NAME                                              OF THE TRUST

------------------------------------------------------------------------------------------------------------
Lawrence G. Altadonna          Senior Vice President, PAFM: Treasurer and Principal Financial and Accounting
                               Officer, PIMCO Municipal Income Fund, PIMCO California Municipal Income Fund,
                               PIMCO New York Municipal Income Fund, PIMCO Corporate Income Fund, PIMCO
                               Corporate Opportunity Fund, PIMCO Municipal Income Fund II, PIMCO California
                               Municipal Income Fund II, PIMCO New York Municipal Income Fund II, PIMCO
                               Municipal Income Fund III, PIMCO California Municipal Income Fund III, PIMCO
                               New York Municipal Income Fund III, Nicholas-Applegate Convertible & Income
                               Fund, PIMCO High Income Fund, Nicholas-Applegate Convertible & Income Fund
                               II, PIMCO Floating Rate Income Fund and Municipal Advantage Fund Inc.;
                               Treasurer, Fixed Income SHares; Assistant Treasurer, PIMCO Advisors VIT.
                               Formerly, Director of Fund Administration, Prudential lnvestments.

------------------------------------------------------------------------------------------------------------
Jennifer A. Patula             Assistant Secretary, PIMCO Advisors VIT, PIMCO Municipal Income Fund, PIMCO
                               California Municipal Income Fund, PIMCO New York Municipal Income Fund, PIMCO
                               Corporate Income Fund, PIMCO Corporate Opportunity Fund, PIMCO Municipal
                               Income Fund II, PIMCO California Municipal Income Fund II, PIMCO New York
                               Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California
                               Municipal Income Fund III, PIMCO New York Municipal Income Fund III,
                               Nicholas-Applegate Convertible & Income Fund, PIMCO High Income Fund,
                               Nicholas-Applegate Convertible & Income Fund II, PIMCO Floating Rate Income
                               Fund, Fixed Income SHares and Municipal Advantage Fund Inc.

------------------------------------------------------------------------------------------------------------


COMMITTEES OF THE BOARD OF TRUSTEES



         The Trust's Audit Oversight Committee (the "Audit Committee") is composed entirely of Trustees who are not "interested persons" of the Trust or of Dresdner Advisors LLC or any of their affiliates within the meaning of the 1940 Act (currently Messrs. Belica and Conner.) The Audit Committee convened twice during the fiscal year ended October 31, 2003. The principal functions of the Audit Committee are to recommend to the Board of Trustees the appointment of the Trust's independent accountants, to review with the independent accountants the scope, performance and anticipated cost of their audit and to receive and consider a report from the independent accountants concerning their conduct of the audit, including the form of the opinion proposed to be rendered and any comments or recommendations the independent accountants might have in that connection.

SECURITIES OWNERSHIP


         For each Trustee, the following table discloses the dollar range of equity securities in the Trust beneficially owned by the Trustee and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Trust's family of investment companies as of December 31, 2003:


============================================================================================
                                                   AGGREGATE DOLLAR RANGE OF EQUITY
                                                     SECURITIES IN ALL REGISTERED
                                                     INVESTMENT COMPANIES OVERSEEN
                        DOLLAR RANGE OF EQUITY          BY TRUSTEE IN FAMILY OF
    NAME OF TRUSTEE    SECURITIES IN THE TRUST           INVESTMENT COMPANIES

--------------------------------------------------------------------------------------------
Paul Belica                      None                         >$100,000

--------------------------------------------------------------------------------------------
Robert E. Connor                 None                            None

============================================================================================

         For Independent Trustees and their immediate family members, the following table provides information regarding each class of securities owned beneficially in an investment adviser or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust as of December 31, 2003:


---------------------------------------------------------------------------------------------------


                    NAME OF OWNERS AND
                     RELATIONSHIPS TO                                  VALUE OF       PERCENT OF
   NAME OF TRUSTEE  TRUSTEE OR NOMINEE   COMPANY     TITLE OF CLASS   SECURITIES        CLASS
---------------------------------------------------------------------------------------------------
Paul Belica                None           None            None           None            None
---------------------------------------------------------------------------------------------------
Robert E. Connor           None           None            None           None            None
---------------------------------------------------------------------------------------------------


COMPENSATION

         Trustees, other than those affiliated with Dresdner Advisors LLC and PIMCO Advisors Fund Management, receive $500 for each Board of Trustees meeting attended, whether attended in person or by telephone.


         The following table sets forth information regarding compensation received by those Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust for the fiscal year ended October 31, 2003:

===============================================================================================
                                            PENSION OR
                                            RETIREMENT                            TOTAL
                                             BENEFITS                         COMPENSATION
                                            ACCRUED AS       ESTIMATED         FROM TRUST
                           AGGREGATE           PART       ANNUAL BENEFITS   AND FUND COMPLEX
       NAME OF            COMPENSATION       OF TRUST           UPON              PAID
   PERSON, POSITION        FROM TRUST        EXPENSES        RETIREMENT       TO TRUSTEES*
   ----------------        ----------        --------        ----------       -----------

-----------------------------------------------------------------------------------------------
Paul Belica, Trustee         $2,000             $0               $0             $103,281.54

-----------------------------------------------------------------------------------------------
Robert Connor, Trustee
                             $2,000             $0               $0             $127,077.48
===============================================================================================

* In addition to serving as trustees of the Trust during the fiscal year ended October 31, 2003, Messrs. Belica and Connor served as trustees of PIMCO Corporate Income Fund, PIMCO Corporate Opportunity Fund, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, Nicholas-Applegate Convertible and Income Fund and PIMCO Floating Rate Income Fund, thirteen closed-end funds for which PAFM serves as investment manager and the Sub-Adviser or Nicholas-Applegate Capital Management LLC, each an affiliate of the PAFM, serves as portfolio manager ("Closed-End Funds"). During the fiscal year ended October 31, 2003, Mr. Connor also served as a trustee of PIMCO High Income Fund and Nicholas-Applegate Convertible & Income Fund II, two additional Closed-End Funds. Messrs. Connor and Belica are also trustees of one open-end investment company (comprising two separate investment portfolios) and directors of one closed-end investment company advised by PAFM. These investment companies are considered to be in the same "Fund Complex" as the Trust.



CODE OF ETHICS

         The Trust and its investment advisers and principal underwriter have adopted codes of ethics to the extent required under Rule 17j-1 of the 1940 Act. These codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Trust.

PROXY VOTING

         Because the Fund invests exclusively in non-voting securities, the Fund does not have policies and procedures to determine how to vote proxies relating to portfolio securities.

INVESTMENT ADVISER


         Dresdner Advisors LLC serves as investment adviser to the Fund pursuant to an investment advisory agreement (the "Advisory Agreement") between it and the Trust on behalf of the Fund. Dresdner Advisors LLC is located at 1301 Avenue of the Americas, New York, NY 10019. Dresdner Advisors LLC is a wholly owned subsidiary of Dresdner Bank AG. Dresdner Bank AG is an international banking organization headquartered in Frankfurt, Germany, and organized as a banking corporation under the laws of the Federal Republic of Germany. The Fund was established for the investment and reinvestment of cash collateral by participants in a securities lending program administered by Dresdner Bank AG. Dresdner Bank AG is located at Juergen-Ponto-Platz 1, 60301 Frankfurt am Main, Federal Republic of Germany. Dresdner Bank AG is 100% owned by Allianz Aktiengesellschaft ("Allianz AG"). Allianz AG is a European-based, multinational insurance and financial services holding company. Allianz AG's address is Koeniginstrasse 28, D-80802, Munich, Germany. Allianz is a widely held publicly traded company. Dresdner Advisors LLC, together with the agency securities lending business of its parent Dresdner Bank AG, had approximately $25 billion in assets under management as of November 30, 2003.

         As discussed below, the Fund has retained PIMCO Advisors Fund Management LLC to serve as the Fund's administrator. PIMCO Advisors Fund Management is a wholly-owned indirect subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM of America"). Allianz indirectly holds a majority interest in ADAM of America.


         As of the date of this Statement of Additional Information, significant institutional shareholders of Allianz AG currently include Munchener Ruckversicherungs-Gesellschaft AG ("Munich Re") and HypoVereinsbank. Certain broker-dealers that might be controlled by or affiliated with these entities may be considered to be affiliated persons of Dresdner Advisors LLC and PIMCO Advisors Fund Management LLC. As noted above, Allianz AG owns 100% of Dresdner Bank AG. Broker -dealer affiliates of Dresdner Bank AG, including Dresdner Kleinwort Wasserstein Securities LLC, may also be considered affiliated persons for purposes of the 1940 Act. (Broker-dealer affiliates of such significant institutional shareholders and of Dresdner Bank AG are sometimes referred to herein as "Affiliated Brokers.") Absent an SEC exemption or other relief, the Fund generally is precluded from effecting principal transactions with the Affiliated Brokers, and their ability to purchase securities being underwritten by an Affiliated Broker or a syndicate including an Affiliated Broker is subject to restrictions. Similarly, the Fund's ability to utilize the Affiliated Brokers for agency transactions is subject to the restrictions of Rule 17e-1 under the 1940 Act. Dresdner Advisors LLC does not believe that the restrictions on transactions with the Affiliated Brokers described above will materially adversely affect its ability to provide services to the Fund, the Fund's ability to take advantage of market opportunities, or the Fund's overall performance.


         The Fund relies on an exemption obtained from the SEC that permits certain affiliated registered investment companies to purchase and redeem, and the Fund to sell to and redeem for such affiliated investment companies, shares of the Fund, in connection with the investment of cash collateral derived from securities lending transactions of the affiliated investment companies participating in the securities lending program administered by Dresdner Bank AG.

Advisory Agreement


         Dresdner Advisors LLC, subject to the supervision of the Board of Trustees, is responsible for managing the investments of the Fund. Under the terms of the Advisory Agreement, Dresdner Advisors LLC is obligated to provide investment advisory services in accordance with applicable laws and regulations. The investment advisory services of Dresdner Advisors LLC to the Fund are not exclusive under the terms of the Advisory Agreement. Dresdner Advisors LLC is free to render investment advisory services to others.


Certain Terms of the Advisory Agreement

         The Advisory Agreement was approved by the Trustees of the Trust (including all of the Trustees who are not "interested persons" of the Adviser). The Fund's Advisory Agreement will continue in force with respect to the Fund for two years from the date of the agreement, and from year to year thereafter, but only so long as its continuance is approved at least annually by (i) vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Adviser or the Trust, and by
(ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of all classes of the Fund. The Advisory Agreement automatically terminates on assignment. The Fund's Advisory Agreement may be terminated on not less than 60 days' notice by the Adviser to the Fund or by the Fund to the Adviser.

         The Fund's Advisory Agreement provides that the Adviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         Dresdner Advisors LLC receives a monthly investment advisory fee from the Fund at an annual rate of 0.0175% of its average daily net assets. Dresdner Advisors LLC has agreed to waive, reduce or reimburse its Advisory Fee for the Fund or pay a portion of the Fund's other operating expenses to the extent the Fund's Annual Operating Expenses exceed 0.053% as set forth in the Prospectus.


Basis for Approval of the Advisory Agreement


         The Trustees initially approved the Advisory Agreement on November 20, 2003. In determining to initially approve the Advisory Agreement, the Trustees met with the investment advisory personnel from the Adviser and considered information relating to the education, experience and number of investment professionals and other personnel that would provide services under the Advisory Agreement. The Trustees evaluated the level of skill required to manage the Fund and concluded that the human resources to be devoted by the Adviser were appropriate to fulfill effectively the duties of the Adviser under the Advisory Agreement. The Trustees also considered financial resources of the Adviser and its parent companies and concluded that the Adviser would be able to meet any reasonably foreseeable obligations under the Advisory Agreement.

         The Trustees received information concerning the investment philosophy and investment process to be applied by the Adviser in managing the Fund. In this connection, the Trustees considered the Adviser's in-house research capabilities as well as other resources available to the Adviser's personnel. The Trustees concluded that the Adviser's investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies.

         The Trustees considered the scope of the services to be provided by the Adviser to the Fund under the Advisory Agreement relative to services provided by third parties to other mutual funds. The Trustees noted that the Adviser's standard of care was comparable to that found in most mutual fund investment advisory agreements. See "- Certain Terms of the Advisory Agreement" above. The Trustees concluded that the scope of the Adviser's services to the Fund was consistent with the Fund's operational requirements, including, in addition to its investment objective, compliance with the Fund's investment restrictions and tax and reporting requirements.

         In approving the Advisory Agreement, the Trustees also gave substantial consideration to the fees payable under the Advisory Agreement. The Board of Trustees considered the Fund's expected expense ratio and the expense ratios of a peer group of funds. They also considered the contractual expense limitations and the financial impact on the Adviser relating to such limitations. The Trustees also took into account so-called "fallout benefits" to the Adviser such as reputational value derived from serving as Adviser to the Fund. In evaluating advisory fees, the Trustees also took into account the demands, complexity and quality of the advisory services of the Fund.


FUND ADMINISTRATOR


         PIMCO Advisors Fund Management LLC (the "Administrator") serves as administrator to the Fund pursuant to an administration agreement (the "Administration Agreement") with the Trust on behalf of the Fund. The Administrator provides or procures administrative services to the Fund, which include clerical help and accounting, bookkeeping, internal audit services and certain other services they require, and preparation of reports to the Fund's shareholders and regulatory filings. The Administrator may retain affiliates to provide services as sub-administrators. Under the Administration Agreement, the Administrator has agreed to provide or procure these services, at the annual rate of 0.03% of the Fund's average daily net assets.

         The Fund bears all costs of the operations of the Fund. The Fund is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders, or employees of Dresdner Advisors LLC, PIMCO Advisors Fund Management LLC or their affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction and investment-related expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of the Adviser or the Trust and any counsel retained exclusively for their benefit ("disinterested Trustees' expenses"); (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses which are capitalized in accordance with generally accepted accounting principals;
(viii) expenses associated with printing and distribution of semi-annual reports and prospectuses; (ix) services by the Fund's independent accountants in performing audits; (x) services provided by the Fund's transfer agent; (xi) services provided by the Fund's custodian; (xii) ordinary legal services; (xiii) certificates representing shares; (xiv) the Fund's pro rata portion of the fidelity bond required by Section 17(g) of the 1940 Act and of the premiums for director and officer and errors and omissions insurance, or other insurance premiums; and (xv) association member dues.

         The Administration Agreement may be terminated by the Fund at any time by vote of (1) a majority of the Trustees, (2) a majority of the outstanding voting securities of the Fund, or (3) by a majority of the Trustees who are not interested persons of the Trust or PIMCO Advisors Fund Management LLC, on 60 days' written notice to PIMCO Advisors Fund Management LLC. The Administration Agreement may be terminated by PIMCO Advisors Fund Management LLC at any time, without the payment of any penalty, upon 60 days' written notice to the Fund.


         PIMCO Advisors Fund Management LLC serves as administrator to the three other series of the Trust pursuant to a separate administration agreement. PIMCO Advisors Fund Management LLC also serves as investment adviser to the three other series of the Trust.



         PIMCO Advisors Fund Management LLC, a Delaware limited liability company organized in 2000 as a subsidiary successor in the restructuring of a business originally organized in 1987, is wholly-owned by PIMCO Advisors Retail Holdings LLC, a wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM of America"). ADAM of America was organized as a limited partnership under Delaware law in 1987. ADAM of America's sole general partner is Allianz-Paclife Partners LLC. Allianz-Paclife Partners LLC is a Delaware limited liability company with three members, ADAM U.S. Holding LLC, a Delaware limited liability company, Pacific Asset Management LLC, a Delaware limited liability company, and Pacific Life Insurance Company ("Pacific Life"), a California stock life insurance company. Pacific Asset Management LLC is a wholly-owned subsidiary of Pacific Life, which is a wholly-owned subsidiary of Pacific Mutual Holding Company. Pacific Life also owns an indirect minority equity interest in ADAM of America. The sole member of ADAM U.S. Holding LLC is Allianz Dresdner Asset Management of America LLC. Allianz Dresdner Asset Management of America LLC has two members, Allianz of America, Inc. ("Allianz of America"), a Delaware corporation which owns a 99.9% non-managing interest, and Allianz Dresdner Asset Management of America Holding Inc., a Delaware corporation which owns a 0.01% managing interest. Allianz of America is a wholly-owned subsidiary of Allianz AG. Allianz Dresdner Asset Management of America Holding Inc. is a wholly-owned subsidiary of ADAM GmbH, which is a wholly-owned subsidiary of Allianz AG. Allianz AG indirectly holds a controlling interest in ADAM of America. Pacific Life's address is 700 Newport Center Drive, Newport Beach, California 92660. ADAM of America's address is 888 San Clemente Drive, Suite 100, Newport Beach, California 92660.

         The general partner of ADAM of America has substantially delegated its management and control of ADAM of America to an Executive Committee. The Executive Committee of ADAM of America is comprised of William S. Thompson, Jr. and David C. Flattum.



         PIMCO Advisors Fund Management LLC is located at 1345 Avenue of the Americas, New York, NY 10105. PIMCO Advisors Fund Management LLC and its investment management affiliates had approximately $493.6 billion in assets under management as of December 31, 2003.



         In connection with the acquisition of ADAM of America by Allianz of America in May of 2000, the Pacific Life interest in ADAM of America was converted into an interest in 3,722 Class E Units in ADAM of America. The Class E Units are entitled to distributions based largely on the performance of Pacific Investment Management Company, a subsidiary of ADAM of America, and for periods after January 31, 2003, the distributions are capped at a maximum of $98 million (annualized) for 2003, $96 million for 2004, $94 million for 2005, $92 million for 2006 and $90 million in 2007 and thereafter. Pursuant to a Continuing Investment Agreement dated May 5, 2000, as amended and restated March 10, 2003, Allianz of America, Pacific Asset Management LLC and Pacific Life are party to a call and put arrangement regarding the Class E Units. Under the restated agreement, the quarterly put and/or call options are limited in amount to a maximum of $250 million per quarter through March 2004. In any month subsequent to March 2004, Pacific Life and Allianz of America can put or call, respectively, all Allianz of America's units owned directly or indirectly by Pacific Life. The repurchase price for the Class E Units is calculated based on the financial performance of Pacific Investment Management Company over the preceding four calendar quarters prior to repurchase, but the amount can increase or decrease in value by a maximum of 2% per year from the per unit amount as defined in the Continuing Investment Agreement, calculated as of December 31 of the preceding calendar year. The initial per unit amount as of December 31, 2002 was approximately $551,900 per unit ($2.054 billion in aggregate). The per unit amount is also subject to a cap and a floor of $600,000 and $500,000 per unit, respectively.

                          DISTRIBUTION OF TRUST SHARES

DISTRIBUTOR



         PIMCO Advisors Distributors LLC ("PAD") serves as the principal underwriter of the Fund's shares pursuant to a distribution contract with the Trust relating to the Fund. The offering of the Fund's shares is continuous. PAD is not obligated to sell any specific amount of the Fund's shares. The Trust, on behalf of the Fund, pays PAD no fees. PAD is an "affiliated person" of the Fund within the meaning of the 1940 Act. PAD serves as the principal underwriter of the shares of the three other series of the Trust pursuant to a separate distribution contract. PAD's principal address is 2187 Atlantic Street, Stamford, Connecticut, 06902.



                      PORTFOLIO TRANSACTIONS AND BROKERAGE

INVESTMENT DECISIONS AND PORTFOLIO TRANSACTIONS


         Investment decisions for the Fund and for the other investment advisory clients of the Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Fund). Some securities considered for investment by the Fund may also be appropriate for other clients served by the Adviser. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of the Fund and one or more of these clients is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Adviser. The Adviser may aggregate orders for the Fund with simultaneous transactions entered into on behalf of its other clients so long as price and transaction expenses are averaged either for the portfolio transaction or for that day. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.


BROKERAGE AND RESEARCH SERVICES


         There is generally no stated commission in the case of fixed-income securities and money market instruments, which are traded in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Trust of negotiated brokerage commissions.

Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States.


         The Adviser may place orders for the purchase and sale of portfolio securities, options and futures contracts and buys and sells such securities, options and futures for the Fund through a substantial number of brokers and dealers. In so doing, the Adviser uses its best efforts to obtain for the Fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Adviser, having in mind the Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.


         The Adviser places orders for the purchase and sale of portfolio investments for the Fund's accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the account of the Fund, the Adviser will seek the best price and execution of the Fund's orders. In doing so, the Fund may pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below.



         It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Adviser may receive research services from many broker-dealers with which the Adviser may place the Fund's portfolio transactions. These services, which in some cases may also be purchased for cash, may include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services may be of value to the Adviser in advising various of their clients (including the Fund), although not all of these services may not be necessarily useful and of value in managing the Fund.



         In reliance on the "safe harbor" provided by Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), the Adviser may cause the Fund to pay broker-dealers which provide them with "brokerage and research services" (as defined in the 1934 Act) an amount of commission for effecting a securities transaction for the Trust in excess of the commission which another broker-dealer would have charged for effecting that transaction.


         The Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Adviser where, in the judgment of the Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers.


         Pursuant to rules of the SEC, a broker-dealer that is an affiliate of the Adviser may receive and retain compensation for effecting portfolio transactions for the Fund on a national securities exchange of which the broker-dealer is a member if the transaction is "executed" on the floor of the exchange by another broker which is not an "associated person" of the affiliated broker-dealer, and if there is in effect a written contract between the Adviser and the Fund expressly permitting the affiliated broker-dealer to receive and retain such compensation.

         SEC rules further require that commissions paid to such an affiliated broker-dealer or the Adviser by the Fund on exchange transactions not exceed "usual and customary brokerage commissions." The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time."

                            PURCHASES AND REDEMPTIONS

         For information about the purchase and redemption of Fund shares, see "Purchases and Redemptions" in the Fund's Prospectus. Investors may purchase and redeem Fund shares at the Fund's net asset value without a sales charge or other fee. Shares of the Fund are offered to lenders participating in the securities lending program administered by Dresdner Bank AG for the investment and reinvestment of cash collateral. In the future, institutional investors other than program participants may invest in the Fund.

                                 NET ASSET VALUE


         The net asset value per share of the Fund is determined as of the close of business of the New York Stock Exchange (the "Exchange") on each day the Exchange is open. The calculation is done by dividing the value of the Fund's net assets by the total number of shares that are outstanding. The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before U.S. holidays). All references to time in this Statement of Additional Information mean "Eastern time." The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, President's Day, Martin Luther King Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. It may also close on other days.


         The Trust's Board of Trustees has adopted the amortized cost method to value the Fund's portfolio securities. Under the amortized cost method, a security is valued initially at its cost and its valuation assumes a constant amortization of any premium or accretion of any discount, regardless of the impact of unrealized capital gains or losses on securities. While this method provides certainty in valuing securities, in certain periods the value of a security determined by amortized cost may be higher or lower than the price the Fund would receive if it sold the security.


         The Trust's Board of Trustees has established procedures reasonably designed to stabilize the Fund's net asset value at $1.00 per share. Those procedures include a review of the Fund's portfolio holdings by the Board of Trustees, at intervals it deems appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost.


         The Board of Trustees will examine the extent of any deviation between the Fund's net asset value based upon available market quotations and amortized cost. If the Fund's net asset value were to deviate from $1.00 by more than 0.5%, Rule 2a-7 requires the Board of Trustees to consider what action, if any, should be taken. If they find that the extent of the deviation may cause a material dilution or other unfair effects on the shareholders, the Board of Trustees will take whatever steps it considers appropriate to eliminate or reduce the dilution, including, among others, withholding or reducing dividends, paying dividends from capital or capital gains, selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average maturity of the portfolio, or calculating net asset value per share by using available market quotations.

         During periods of declining interest rates, the daily yield on shares of the Fund may tend to be lower (and net investment income and dividends higher) than those of a fund holding the identical investments as the Fund but which uses a method of portfolio valuation based on market prices or estimates of market prices. During periods of rising interest rates, the daily yield of the Fund would tend to be higher and its aggregate value lower than that of an identical portfolio using market price valuation.

                                    TAXATION


         The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. You should consult a qualified tax advisor regarding your investment in the Fund.


         The Fund intends to qualify annually and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, the Fund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income Test") and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the value of the Fund's total assets is represented by cash, cash items (including receivables), U.S. Government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. In order to qualify for the special tax treatment accorded regulated investment companies, the Fund must distribute each taxable year an amount at least equal to the sum of (i) 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains in excess of any net long-term capital losses) and (ii) 90% of its tax-exempt interest, net of expenses allocable thereto. For purposes of the Qualifying Income Test, the Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would not constitute qualifying income if such gains are not directly related to investing in securities (or options and futures with respect to stock or securities). To date, such regulations have not been issued.

         In years when the Fund distributes amounts in excess of its earnings and profits, such distributions may be treated in part as a return of capital. A return of capital is not taxable to a shareholder and has the effect of reducing the shareholder's basis in the shares.


DISTRIBUTIONS

         As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and on its net capital gains (that is, any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years) designated by the Fund as capital gain dividends, if any, that it distributes to the shareholders on a timely basis. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and any net capital gains. Amounts not distributed by the Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, the Fund must distribute during each calendar year an amount at least equal to the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. The Fund intends to make its distributions in accordance with the calendar year distribution requirement.

         Shareholders subject to U.S. federal income tax will be subject to tax on dividends received from the Fund, regardless of whether received in cash or reinvested in additional shares. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Distributions received by tax-exempt shareholders generally will not be subject to federal income tax to the extent permitted under applicable tax law.

         All shareholders must treat dividends, other than capital gain dividends, exempt-interest dividends, if any, and dividends that represent a return of capital to shareholders, as ordinary income. In particular, distributions derived from short-term gains will be treated as ordinary income. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income. The tax status of the Fund and the distributions which it may make are summarized in the Prospectus under the captions "Fund Distributions" and "Tax Consequences."

         Dividends designated by the Fund as capital gain dividends derived from the Fund's net capital gains are taxable to shareholders as long-term capital gains except as provided by an applicable tax exemption. Any distributions that are not from the Fund's net investment income or net capital gains may be characterized as a return of capital to shareholders or, in some cases, as capital gain.

         Distributions of net capital gains, if any, designated as capital gain dividends, are taxable as long-term capital gains regardless of how long the shareholder has held the Fund's shares and are not eligible for the dividends received deduction. Long-term capital gains rates applicable to individuals have been temporarily reduced - in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets - for taxable years beginning on or before December 31, 2008. Any distributions that are not from the Fund's investment company taxable income or net capital gains may be characterized as a return of capital to shareholders that is not taxable to a shareholder and has the effect of reducing the shareholder's basis in the shares, or, in some cases, as capital gain. A return of capital that is not taxable to a shareholder has the effect of reducing the shareholder's basis in the shares.

         If the Fund invests in other investment companies, it will not be able to offset gains realized by one underlying investment company against losses realized by another underlying investment company. The Fund's investment in other investment companies could therefore affect the amount, timing and character of distributions to its shareholders.

         Taxable shareholders should note that the timing of their investment or redemptions could have undesirable tax consequences. Dividends and distributions on shares of the Fund are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the net asset value of the Fund reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses.

SALES OF SHARES

         Upon the disposition of shares of the Fund (whether by redemption, sale or exchange), a shareholder may realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term or short-term generally depending upon the shareholder's holding period for the shares. Long-term capital gains rates applicable to individuals have been temporarily reduced - in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets - for taxable years beginning on or before December 31, 2008. Any loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

BACKUP WITHHOLDING

         The Fund generally is required to withhold and remit to the Treasury Department a percentage of all taxable dividends and other distributions payable to and the proceeds of share sales, exchanges, or redemptions made by shareholders who fail to provide the Fund with their correct taxpayer identification number or to make the required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal tax liability.

         In order for a foreign investor to qualify for exemption from the backup withholding tax and for reduced withholding tax rates under income tax treaties, the foreign investors must comply with special certification and filing requirements. Foreign investors in the Fund should consult their tax advisers with respect to the application of these requirements.

OPTIONS, FUTURES, FORWARD CONTRACTS AND SWAP AGREEMENTS

         To the extent such investments are permissible for the Fund, the Fund's transactions, if any, in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

         Certain of the Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments), if any, are likely to produce a difference between its book income and its taxable income. If the Fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Fund's book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regular investment company that is accorded special tax treatment.

FOREIGN TAXATION

         Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Shareholders will not be entitled to claim a credit or deduction with respect to foreign taxes. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, the Adviser intends to manage the Fund with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so.

ORIGINAL ISSUE DISCOUNT AND PAY-IN-KIND SECURITIES

         Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

         Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

         Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

         Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

         If the Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary. The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

TAX SHELTER REPORTING REGULATIONS

         Under recently enacted U.S. Treasury regulations, if a shareholder realizes a loss on disposition of Fund shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend current exception from this reporting requirement to shareholders of most or all regulated investment companies.

GENERAL

         The foregoing discussion of U.S. Federal income tax consequences is based on the Code, existing U.S. Treasury regulations, and other applicable authority, as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in the Fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisers regarding their particular situation and the possible application of foreign, state and local tax laws.

                                OTHER INFORMATION

CAPITALIZATION


         The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust (as amended, the "Declaration of Trust") dated November 3, 1999. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional series will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of a series, each shareholder of such series is entitled to receive his pro rata share of the net assets of that series.


         Shares begin earning dividends on Fund shares the day after the Trust receives the purchase payment from the shareholder. Net investment income from interest and dividends, if any, will be declared daily and distributed monthly to shareholders of record by the Fund. Any net capital gains from the sale of portfolio securities will be distributed no less frequently than once annually. Net short-term capital gains may be paid more frequently. A shareholder may have distributions from the Fund reinvested in the Fund or paid in cash.

         Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust also provides for indemnification out of a series' assets property for all loss and expense of any shareholder investing in that series held liable on account of being or having been such a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which such disclaimer is inoperative or the series of which he or she is or was a shareholder is unable to meet its obligations, and thus should be considered remote.


VOTING RIGHTS

         Under the Declaration of Trust, the Trust is not required to hold annual meetings of Trust shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. Shareholders may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. In the event that such a request was made, the Trust has represented that it would assist with any necessary shareholder communications. Shareholders of a class of shares have different voting rights with respect to matters that affect only that class.

         Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). Each series has identical voting rights except that each series has exclusive voting rights on any matter submitted to shareholders that relates solely to that series, and has separate voting rights on any matter submitted to shareholders in which the interests of one series differ from the interests of any other series. Each series has exclusive voting rights with respect to matters pertaining to any distribution or servicing plan or agreement applicable to that series. These shares are entitled to vote at meetings of shareholders. Matters submitted to shareholder vote must be approved by each series separately except (i) when required by the 1940 Act shares shall be voted together and (ii) when the Trustees have determined that the matter does not affect series, then only shareholders of the series affected shall be entitled to vote on the matter. The shares of the series will vote together except when the vote of a single series is required as specified above or otherwise by the 1940 Act.

         The Trust's shares do not have cumulative voting rights. Therefore, the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.


REDEMPTION IN KIND

         It is highly unlikely that shares would ever be redeemed in kind. However, in consideration of the best interests of the remaining investors, and to the extent permitted by law, the Fund reserves the right to pay any redemption proceeds in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. When shares are redeemed in kind, the investor should expect to incur transaction costs upon the disposition of the securities received in the distribution. The Fund agrees to redeem shares sold in cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period for any one registered investment adviser.



CERTAIN OWNERSHIP OF TRUST SHARES



         As of January 31, 2004, no person owns of record or is known by the Trust to own beneficially 5% or more of the outstanding shares of the Fund.

         As of January 31, 2004, the Trust believes that the Trustees and officers of the Trust, as a group, owned less than 1 percent of the Fund's shares as a whole.


CUSTODIAN AND ACCOUNTING AGENT

         State Street Bank and Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105, serves as custodian of the assets of the Fund.


INDEPENDENT ACCOUNTANTS


         PricewaterhouseCoopers LLP, 1055 Broadway, 10th Floor, Kansas City, Missouri 64105, serves as the independent public accountants for the Trust. PricewaterhouseCoopers LLP provides audit services, accounting assistance, and consultation in connection with SEC filings.


TRANSFER AGENT


         Boston Financial Data Services, 330 West 9th Street, Kansas City, MO 64105, serves as the Trust's transfer agent.


LEGAL COUNSEL


         Ropes & Gray LLP, One International Place, Boston, Massachusetts 02110, serves as legal counsel to the Trust.


REGISTRATION STATEMENT

         This Statement of Additional Information and the Prospectus do not contain all of the information included in the Trust's registration statements filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statements, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

         Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the relevant registration statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

         Since the Fund has only recently commenced operations, financial statements are unavailable for the Fund.

APPENDIX A
Description of Securities Ratings


Following is a description of Moody's and S&P's rating categories applicable to fixed income securities.

                 RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

S&P Corporate Bond Ratings

         AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

         A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

         BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         CI - The rating CI is reserved for income bonds on which no interest is being paid.

         D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

         PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

Moody's Corporate Bond Ratings

         Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

         Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

         A - Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period time may be small.

         Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         MODIFIERS - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

S&P Commercial Paper Ratings

         A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

         A-2 - This second highest category indicates somewhat more susceptibility to the adverse effects of changes in circumstances and economic conditions than the highest category. However, commitment on the obligation is satisfactory.

Moody's Commercial Paper Ratings

         Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

         o    Leading market positions in well-established industries;

         o    High rates of return on funds employed;

         o Conservative capitalization structures with moderate reliance on debt and ample asset protection;

         o Broad margins in earnings coverage of fixed financial charges and high internal cash generation; and

         o Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated PRIME-2, also know as P-2, have a strong capacity for repayment. Prime-2 repayment capacity will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics , while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PART C. OTHER INFORMATION

ITEM 23. EXHIBITS

         The letter of each exhibit relates to the exhibit designation in Form N-1A:

     (a) (i) Amended and Restated Agreement and Declaration of Trust, dated April 10, 2000, previously filed with Post-Effective Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

         (ii) Amendment No. 1 to Amended and Restated Agreement and Declaration of Trust, dated November 20, 2003, adding Allianz Dresdner Daily Asset Fund as a Series of the Trust, previously filed with Post-Effective Amendment No. 7 on December 30, 2003 and incorporated herein by reference.

         (iii) Amendment No. 2 to Amended and Restated Agreement and Declaration of Trust, adding FISH: Series R as a Series of the Trust.*

     (b) Amended and Restated By-Laws, previously filed with Post-Effective Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

     (c) Article III (Shares) and Article V (Shareholders' Voting Powers and Meetings) of the Agreement and Declaration of Trust, previously filed with Post-Effective Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

     (d) (i) Investment Advisory Agreement between the Trust and PIMCO Advisors L.P., dated March 16, 2000, previously filed with Post-Effective Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

         (ii) Novation of Investment Advisory Agreement by and among the Trust, Allianz Dresdner Asset Management of America L.P. (f/k/a PIMCO Advisors L.P.) and PIMCO Funds Advisors LLC (f/k/a PIMCO Funds Advisors LLC), dated February 26, 2002, previously filed with Post-Effective Amendment No. 4 on February 28, 2003, and incorporated herein by reference.

         (iii) Addendum to Investment Advisory Agreement between the Trust and PIMCO Advisors Fund Management LLC to add FISH: Series R.*

         (iv) Portfolio Management Agreement between Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) and Pacific Investment Management Company, dated as of March 15, 2000, previously filed with Post-Effective Amendment No. 2 on February 27, 2001, and incorporated herein by reference.

         (v) Novation of Portfolio Management Agreement by and among Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.), PIMCO Funds Advisors LLC and Pacific Investment Management Company LLC, dated as of February 26, 2002, previously filed with Post-Effective Amendment No. 4 on February 28, 2003, and incorporated herein by reference.

         (vi) Addendum to Portfolio Management Agreement between PIMCO Advisors Fund Management and Pacific Investment Management Company to add FISH:
         Series R.*

         (vii) Form of Investment Advisory Agreement between Dresdner Advisors LLC and the Trust relating to the Allianz Dresdner Daily Asset Fund, previously filed with Post-Effective Amendment No. 7 on December 30, 2003 and incorporated herein by reference.

     (e) (i) Distribution Contract between the Trust and PIMCO Advisors Distributors LLC (formerly known as PIMCO Funds Distributors LLC), dated as of March 15, 2000, previously filed with Post-Effective Amendment No 2 on February 27, 2001 and incorporated herein by reference.

         (ii) Supplement to Distribution Contract between the Trust and PIMCO Advisors Distributors LLC to add FISH: Series R.*

         (iii) Form of Distribution Contract between the Trust and PIMCO Advisors Distributors LLC relating to the Allianz Dresdner Daily Asset Fund, previously filed with Post-Effective Amendment No. 7 on December 30, 2003 and incorporated herein by reference.

     (f) Not applicable.

     (g) (i) Custody and Investment Accounting Agreement among the Trust, State Street Bank and Trust Company and PIMCO Advisory Services, dated as of March 10, 2000, previously filed with Post-Effective Amendment No. 2 on February 27, 2001, and incorporated herein by reference.

         (ii) Form of Custody and Investment Accounting Agreement between State Street Bank and Trust Company and the Trust relating to the Allianz Dresdner Daily Asset Fund, filed herewith.

     (h) (i) Administration Agreement between the Trust and PIMCO Advisory Services, dated March 15, 2000, previously filed with Post-Effective Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

         (ii) Administration Agreement between the Trust and PIMCO Advisors Fund Management LLC (f/k/a PIMCO Funds Advisors LLC), dated as of February 26,

         2002, previously filed with Post-Effective Amendment No. 4 on February 28, 2003, and incorporated herein by reference.

         (iii) Supplement to the Administraton Agreement between the Trust and PIMCO Advisors Fund Management LLC (f/k/a PIMCO Funds Advisors LLC) to add FISH: Series R.*

         (iv) Form of Administration Agreement between PIMCO Advisors Fund Management LLC and the Trust relating to the Allianz Dresdner Daily Asset Fund, previously filed with Post-Effective Amendment No. 7 on December 30, 2003 and incorporated herein by reference.

         (v) Transfer Agency and Service Agreement between PIMCO Advisors Fund Management LLC (f/k/a PIMCO Advisors L.P.) and State Street Bank and Trust Company, dated as of September 15, 2000, previously filed with Post-Effective Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

         (vi) Form of Transfer Agency and Service Agreement between Boston Financial Data Services and the Trust relating to the Allianz Dresdner Daily Asset Fund.*

         (vii) Form of Notification of Obligation to Reimburse Certain Fund Expenses in connection with the Allianz Dresdner Daily Asset Fund, previously filed with Post-Effective Amendment No. 7 on December 30, 2003 and incorporated herein by reference.

     (i) (i) Opinion and Consent of Counsel -- incorporated by reference to Pre-Effective Amendment No. 3 to the Registrant's Registration Statement, filed with the SEC on March 17, 2000 and incorporated herein by reference.

         (ii) Opinion and Consent of Counsel relating to the Allianz Dresdner Daily Asset Fund, previously filed with Post-Effective Amendment No. 7 on December 30, 2003 and incorporated herein by reference.

     (j) Consent of Independent Accountants, filed herewith.

     (k) Not applicable.

     (l) Initial Capital Agreement, dated March 16, 2000, previously filed with Post-Effective Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

     (m) Not applicable.

     (n) Not applicable.

     (o) Reserved

     (p) **(i) Code of Ethics-Fixed Income SHares, previously filed with Post-Effective Amendment No. 3 on February 14, 2002 and incorporated herein by reference.

         (ii) Code of Ethics-PIMCO, previously filed with Post-Effective Amendment No. 9 on February 27, 2004 and incorporated herein by reference.

         (iii) Code of Ethics-PIMCO Advisors Distributors LLC., previously filed with Post-Effective Amendment No. 9 on February 27, 2004 and incorporated herein by reference.

         (iv) Code of Ethics-PIMCO Advisors Fund Management LLC, previously filed with Post-Effective Amendment No. 9 on February 27, 2004 and incorporated herein by reference.

     (q) Power of Attorney for Paul Belica and Robert E. Connor, previously filed with Post-Effective Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

*To be filed by amendment.

**Because the Allianz Dresdner Daily Asset Fund is a money market fund, there are no codes of ethics applicable to it.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         Not applicable.

ITEM 25. INDEMNIFICATION.

         Reference is made to Article VIII, Section 1, of the Registrant's Agreement and Declaration of Trust, which is incorporated by reference herein.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Agreement and Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and , therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as express in the Act and will e governed by the final adjudication of such issue.

ITEM  26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND FUND
MANAGERS.

         See "Management of the Fund" in the Prospectuses and "How the Fund is Managed" in the Statements of Additional Information regarding the business of the investment adviser of the relevant series of the Trust. Set forth below is information as to the business, profession, vocation or employment of a substantial nature of each of the officer and directors of the each investment adviser of the Trust and the subadviser.

The information relating to PIMCO Advisors Fund Management LLC is incorporated by reference to its Form ADV previously filed electronically on the IARD system.

The information relating to Dresdner Advisors LLC is incorporated by reference to its Form ADV previously filed electronically on the IARD system.

The information relating to the sub-adviser, Pacific Investment Management Company LLC, is incorporated by reference to its Form ADV previously filed electronically on the IARD system.

ITEM 27. PRINCIPAL UNDERWRITERS.

     a. PIMCO Advisors Distributors LLC (the "Distributor") serves as Distributor of shares of the Registrant and also of PIMCO Funds: Multi-Manager Series and PIMCO Funds: Pacific Investment Management Series. The Distributor is an affiliate of PIMCO Advisors Fund Management LLC and Dresdner Advisors LLC, investment advisers to the series of the Registrant.

     b.



Name and Principal Business           Positions and Offices with             Positions and Offices with
Address***                            Principal Underwriter                  Registrant

Erik M. Aarts                         Vice President, Fixed Income           None
                                      Product Manager
Kiley Andresen                        Vice President, National Accounts      None
                                      Manager
Lincoln Baca                          Vice President                         None
Michael E. Brannan                    Vice President                         None
Deborah P. Brennan                    Vice President, Compliance             None
                                      Officer
Matthew W. Brown                      Vice President                         None
Frederick J. Bruce                    Vice President                         None
Martin J. Burke                       Senior Vice President,                 None


                                       5



                                      Divisional Sales Manager
Terry L. Bussard                      Vice President                         None
Paul C. Cahill                        Vice President                         None
Timothy R. Clark                      Managing Director and                  None
                                      Executive Vice President,
                                      Product Development
Cindy Colombo                         Vice President, Retirement             None
                                      Plans
Lesley E. Cotten                      Vice President, On-Line                None
                                      Content Development
                                      Manager
Patrick M. Coyne                      Vice President, International          None
                                      Product Manager
Paul DeNicolo                         Vice President                         None
Jonathan P. Fessel                    Vice President                         None
Michael J. Gallagher                  Vice President                         None
Joseph F. Gengo                       Vice President                         None
Ronald H. Gray                        Vice President                         None
Daniel F. Hally                       Vice President                         None
JoAnn Ham                             Vice President                         None
Ned E. Hammond Jr.                    Vice President                         None
Derek B. Hayes                        Sr. Vice President,                    None
                                      Operations
Kristina S. Hooper                    Vice President, Equity                 None
                                      Product Manager


Christopher J. Horan                  Vice President                         None
John B. Hussey                        Vice President                         None
Brian Jacobs                          Managing Director and
                                      Senior Vice President,                 None
                                      National Sales Director
Stephen R. Jobe                       Sr. Vice President,                    None
                                      Marketing




Dustin P. Kanode                      Vice President                         None
Andrew G. Laing                       Vice President                         None
Stephen R. Laut                       Vice President                         None
William E. Lynch                      Senior Vice President,
                                      Divisional Sales Manager
Stephen A. Maginn                     Managing Director and                  None
                                      Executive Vice President,
                                      Sales


                                       6



Andrew J. Maloney                     Vice President                         None
John Maney                            Chief Financial Officer and            None
                                      Treasurer
Ann H. McAdams                        Vice President                         None
Joseph McMenamen                      Vice President                         None
Wayne F. Meyer                        Vice President                         None
Andrew Jay Meyers                     Managing Director and                  None
                                      Executive Vice President,
                                      Director of Marketing
Rosalie L. Milburn                    Vice President                         None
Laura Miller                          Compliance Officer                     None

Fiora N. Moyer                        Vice President                         None

Kerry A. Murphy                       Vice President, National               None
                                      Accounts Manager

George E. Murphy                      Vice President                         None

Phillip J. Neugebauer                 Managing Director and Sr. Vice         None
                                      President, Public Relations

Vinh T. Nguyen                        Vice President, Controller             None

Kelly Orr                             Vice President                         None

Joffrey H. Pearlman                   Vice President                         None

Glynne P. Pisapia                     Vice President                         None

Frank C. Poli                         Vice President, Compliance             None
                                      Officer

Jennifer L. Quigley                   Vice President                         None

Robert J. Rokose                      Vice President, Controller             None

James Scott Rose                      Vice President                         None

Jay S. Rosoff                         Senior Vice President, Divisional      None
                                      Sales Manager

Stephen M. Rudman                     Senior Vice President, Divisional      None
                                      Sales Manager

Anne Marie Russo                      Vice President, Human  Resources       None




                                       7




James M. Sambrook                     Vice President, Manager,               None
                                      Systems

Newton B. Schott Jr.                  Managing Director, General             Secretary
                                      Counsel Executive
Eugene M. Smith                       Vice President, Design Director        None
Jr.

Cathy Smith                           Vice President, Copy Director          None

Robert M. Smith                       Vice President                         None

Stewart Smith                         Assistant Secretary                    None

Frederick S. Teceno                   Vice President                         None

William H. Thomas Jr.                 Senior Vice President, Divisional      None
                                      Sales Manager

Kathleen C. Thompson                  Vice President, National               None
                                      Account Liaison

Stephen J. Treadway                   Managing Director and Chief            Chairman
                                      Executive Officer

Paul H. Troyer                        Senior Vice President                  None

Teresa L. Vlachos                     Vice President,                        None
                                      Sales Desk Manager

James Ward                            Director of Human Resources            None

Nicholas K. Willett                   Senior Vice President,                 None
                                      Divisional Sales Manager

Glen A. Zimmerman                     Vice President, Database               None
                                      Marketing Manager


***Except as noted, the principal business address for all individuals listed is 2187 Atlantic Street, Stamford, CT 06902.

     c. The Registrant has no principal underwriter that is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

         The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, Missouri 64105.

ITEM 29. MANAGEMENT SERVICES.

Not applicable.

ITEM 30. UNDERTAKINGS.

Not applicable.

                                     NOTICE

         A copy of the Agreement and Declaration of Trust of Fixed Income SHares (the "Trust"), together with all amendments thereto, is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and the State of New York on the 27th day of February, 2004, and the Registrant hereby certifies that the amendment meets all the requirements under Section (b) of Rule 485 under the Securities Act of 1933.


                                             FIXED INCOME SHARES



                                             By: /s/ Brian S. Shlissel
                                                 ------------------------------
                                                 Brian S. Shlissel
                                                 President and Chief Executive
                                                 Officer


         Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Name                                        Capacity                   Date
----                                        --------                   ----
/s/ Brian S. Shlissel                President and Chief                February 27, 2004
------------------------------       Executive Officer
Brian S. Shlissel                    (principal executive
                                     officer)


/s/ Lawrence G. Altadonna            Treasurer                          February 27, 2004
------------------------------       (principal financial
Lawrence G. Altadonna                officer and principal
                                     accounting officer)


*                                    Trustee                            February 27, 2004
------------------------------
Paul Belica

*                                    Trustee                            February 27, 2004
------------------------------
Robert E. Connor

* By: /s/ Brian S. Shlissel
      ------------------------------
         Attorney-in-Fact by Power of Attorney
         Previously filed
         Date:  February 27, 2004

                                  EXHIBIT INDEX


   g(ii) Form of Custody and Investment Accounting Agreement with respect to the Allianz Dresdner Daily Asset Fund.

   j     Consent of Independent Accountants.